UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5017

W&R Target Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of W&R Target Asset Strategy Portfolio
September 30, 2006
BULLION - 8.76%	Troy Ounces	Value

Gold	79,823	$47,789,930
(Cost: $47,169,020)

COMMON STOCKS	Shares

Banks - 2.89%
Bank of China Limited, H Shares (A)(B)*	15,500,000	6,665,041
HSBC Holdings plc (A)	149,200	2,722,301
Kookmin Bank (A)	37,850	2,984,000
Standard Chartered PLC (A)	133,312	3,414,608
		15,785,950
Business Equipment and Services - 4.42%
Dentsu Inc. (A)	481	1,307,098
Euronext N.V. (A)	56,400	5,481,873
Jacobs Engineering Group Inc.*	45,032	3,365,241
Mitsui & Co., Ltd. (A)	115,000	1,462,265
NYSE Group, Inc.*	167,102	12,490,875
		24,107,352
Capital Equipment - 0.25%
SMC Corporation (A)	10,400	1,376,102

Communications Equipment - 3.23%
3Com Corporation*	604,576	2,663,157
Nokia Corporation, Series A, ADR	282,683	5,566,028
QUALCOMM Incorporated	141,824	5,156,721
ZTE Corporation, H Shares (A)	1,143,600	4,227,591
		17,613,497
Construction Materials - 0.43%
Comtech Group, Inc.*	155,368	2,326,636

Consumer Electronics - 1.25%
Nintendo Co., Ltd. (A)	33,200	6,840,957

Electronic Component - 3.16%
Samsung Electronics Co., Ltd. (A)	12,337	8,657,086
SanDisk Corporation (C)*	108,688	5,813,721
Texas Instruments Incorporated	83,564	2,778,503
		17,249,310
Gold and Precious Metals - 3.69%
Agnico-Eagle Mines Limited	229,909	7,157,067
Barrick Gold Corporation	287,036	8,817,746
Glamis Gold Ltd.*	105,072	4,142,989
		20,117,802
Insurance -- Life - 1.50%
China Life Insurance Company Limited, H Shares (A)	4,195,000	8,206,222

Mining - 1.18%
Cameco Corporation (A)	60,120	2,190,729
Goldcorp Inc.	180,945	4,270,302
		6,461,031
Motor Vehicles - 2.73%
Suzuki Motor Corporation (A)*	149,700	3,801,905
Toyota Motor Corporation (A)	204,000	11,087,238
		14,889,143
Multiple Industry - 3.30%
Las Vegas Sands, Inc.*	62,116	4,245,629
Smiths Group plc (A)	303,053	5,086,914
streetTRACKS Gold Trust*	86,605	5,147,801
Sumitomo Mitsui Financial Group, Inc. (A)(B)	335	3,516,614
		17,996,958
Non-Residential Construction - 0.78%
Fluor Corporation	38,852	2,987,330
Kurita Water Industries Ltd.*	64,900	1,258,167
		4,245,497
Petroleum -- International - 1.67%
China Petroleum & Chemical Corporation, H Shares (A)	5,272,000	3,275,270
Exxon Mobil Corporation	42,153	2,828,466
PetroChina Company Limited, H Shares (A)(B)	2,800,000	3,011,815
		9,115,551
Petroleum -- Services - 1.81%
Baker Hughes Incorporated	49,754	3,393,223
Transocean Inc.*	45,022	3,296,961
Weatherford International Ltd.*	76,436	3,188,910
		9,879,094
Railroad - 0.28%
Central Japan Railway Company (A)	146	1,557,333

Real Estate Investment Trust - 0.70%
Hongkong Land Holdings Limited	391,000	1,517,080
Keppel Land Limited (A)	393,000	1,227,313
Sumitomo Realty & Development Co., Ltd. (A)	37,000	1,086,899
		3,831,292
Retail -- Specialty Stores - 0.45%
Shimachu Co., Ltd. (A)*	84,200	2,473,431

Security and Commodity Brokers - 3.36%
Chicago Mercantile Exchange Holdings Inc.	32,580	15,581,385
Goldman Sachs Group, Inc. (The)	16,221	2,744,107
		18,325,492
Utilities -- Electric - 1.75%
Veolia Environment (A)	158,600	9,575,007

Utilities -- Telephone - 2.72%
China Mobile (Hong Kong) Limited (A)	1,711,500	12,093,737
UBS AG	46,418	2,753,052
		14,846,789

TOTAL COMMON STOCKS - 41.55%		$226,820,446

(Cost: $186,970,775)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.18%
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	$1,000	1,014,800

Beverages - 0.34%
Central European Distribution Corporation,
8.0%, 7-25-12 (B)	900	1,232,548
Companhia Brasileira de Bebidas,
10.5%, 12-15-11	500	602,500
		1,835,048
Construction Materials - 0.10%
Interface, Inc.,
9.5%, 2-1-14	550	566,500

Finance Companies - 0.52%
ALROSA Finance S.A.,
8.125%, 5-6-08	900	927,630
Russian Standard Bank:
7.5%, 10-7-10	600	582,498
7.5%, 10-7-10 (B)	350	339,500
Toyota Motor Credit Corporation,
5.65%, 1-18-15	1,050	980,711
		2,830,339
Food and Related - 0.35%
Cosan S.A. Industria e Comercio,
9.0%, 11-1-09	1,800	1,903,500

Forest and Paper Products - 0.09%
Sino-Forest Corporation,
9.125%, 8-17-11 (B)	475	492,813

Homebuilders, Mobile Homes - 0.11%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9-28-15	627	614,460

Hospital Supply and Management - 0.14%
US Oncology Holdings, Inc.,
10.6750017%, 3-15-15	750	765,000

Mining - 0.32%
Vedanta Resources plc,
6.625%, 2-22-10 (B)	1,800	1,752,750

Motion Pictures - 0.13%
Cinemark, Inc.,
0.0%, 3-15-14 (D)	900	717,750

Motor Vehicles - 0.20%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	1,080	1,070,637

Non-Residential Construction - 0.20%
Odebrecht Overseas Ltd.,
11.5%, 2-25-09 (B)	1,000	1,105,000

Railroad - 0.26%
TFM, S.A. de C.V.,
12.5%, 6-15-12	1,270	1,397,000

Utilities -- Electric - 0.13%
Compania de Transporte de Energia Electrica en Alta Tension Transener Sociedad Anonima,
9.0%, 12-15-15	711	702,113

Utilities -- Telephone - 0.48%
Digicel Limited,
9.25%, 9-1-12 (B)	500	518,750
Open Joint Stock Company Mobile TeleSystems,
9.75%, 1-30-08	1,000	1,039,100
Open Joint Stock Company "Vimpel-Communications",
8.0%, 2-11-10	1,050	1,077,773
		2,635,623

TOTAL CORPORATE DEBT SECURITIES - 3.55%		$19,403,333

(Cost: $19,212,381)

OTHER GOVERNMENT SECURITIES

Argentina - 0.61%
Republic of Argentina (The), GDP-Linked Securities,
0.0%, 12-15-35	33,400	3,329,980

Germany - 4.19%
Bundesschatzanweisungen Federal Treasury Notes,
3.0%, 3-14-08 (E)	EUR18,200	22,878,951

South Korea - 0.19%
Korea Development Bank (The),
5.785%, 10-29-06	$1,000	999,919

United Kingdom - 1.22%
United Kingdom Treasury:
4.75%, 6-7-10 (E)	GBP1,500	2,808,103
5.75%, 12-7-09 (E)	2,000	3,849,164
		6,657,267

TOTAL OTHER GOVERNMENT SECURITIES - 6.21%		$33,866,117

(Cost: $33,777,683)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 1.61%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.5%, 9-15-17	$6,820	1,156,223
5.0%, 11-15-17	590	82,106
5.0%, 4-15-19	1,183	172,125
5.0%, 4-15-19	580	81,885
5.0%, 2-15-20	1,720	39,898
5.0%, 7-15-21	1,210	85,804
5.0%, 6-15-22	1,286	47,506
5.0%, 7-15-22	5,234	212,356
5.0%, 11-15-22	590	84,978
5.0%, 1-15-23	1,111	51,075
5.0%, 4-15-23	693	48,948
5.0%, 5-15-23	1,030	160,187
5.0%, 8-15-23	764	124,338
5.5%, 11-15-23	3,800	318,809
5.5%, 11-15-23	1,963	144,528
5.0%, 9-15-24	2,009	151,474
5.5%, 9-15-24	1,129	80,706
5.5%, 4-15-25	531	47,071
5.5%, 4-15-25	255	32,289
5.0%, 9-15-25	2,728	243,254
5.5%, 10-15-25	2,259	494,994
5.0%, 4-15-26	2,933	248,005
5.0%, 10-15-28	459	91,099
5.5%, 2-15-30	743	90,150
5.0%, 8-15-30	1,496	156,992
5.5%, 3-15-31	1,043	143,031
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11-25-17	1,286	105,078
5.0%, 5-25-22	785	105,852
5.0%, 7-25-23	2,911	542,402
5.0%, 8-25-23	932	147,809
5.5%, 9-25-25	796	59,756
5.5%, 11-25-25	2,365	161,228
5.0%, 9-25-30	1,274	181,139
5.5%, 8-25-33	1,746	369,215
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1-20-30	2,172	260,023
5.0%, 6-20-31	2,261	293,023
5.0%, 7-20-33	582	110,282
5.5%, 11-20-33	2,260	386,467
5.5%, 7-1-35	683	101,774
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 11-15-16	267	267,952
5.5%, 11-15-16	92	92,061
5.5%, 12-15-16	464	465,680
5.5%, 12-15-16	359	360,530
5.5%, 12-15-16	181	181,500
		8,781,602
Treasury Inflation Protected Obligation - 2.18%
United States Treasury Note,
2.0%, 1-15-14	11,000	11,883,324

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 3.79%		$20,664,926

(Cost: $20,223,492)

PUT OPTION - 0.00%	Number of Contracts

NYSE Group, Inc., October 55,
Expires 10-23-06	135	$675
(Cost: $32,028)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.15%)	Face Amount in Thousands

Chinese Yuan Renminbi, 5-9-07 (E)	CNY42,800	22,618
Chinese Yuan Renminbi, 5-9-07 (E)	232,400	(169,038)
Euro, 1-10-07 (E)	EUR6,200	525,217
Japanese Yen, 1-10-07 (E)	JPY5,100,000	(1,195,506)
Russian Ruble, 6-25-07 (E)	RUB269,800	131,480
Singapore Dollar, 8-21-07 (E)	SGD8,500	(104,187)
South Korean Won, 4-19-07 (E)	KRW10,500,000	116,838
Taiwan Dollar, 5-22-07 (E)	TWD175,000	(158,819)
		$(831,397)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commerical Paper
Banks - 1.83%
LaSalle Bank Corporation,
5.23%, 10-23-06	$10,000	9,968,039

Beverages - 2.93%
Anheuser-Busch Companies, Inc.,
5.3%, 10-2-06	10,000	9,998,528
Diageo Capital plc (Diageo plc),
5.29%, 10-5-06	6,000	5,996,473
		15,995,001
Finance Companies - 3.29%
Prudential Funding LLC,
5.21%, 10-30-06	18,000	17,924,455

Food and Related - 2.70%
Hershey Company (The),
5.2%, 10-11-06	14,750	14,728,695

Forest and Paper Products - 2.74%
Kimberly-Clark Worldwide Inc.:
5.2%, 10-17-06	5,000	4,988,444
5.2%, 10-19-06	10,000	9,974,000
		14,962,444
Health Care -- Drugs - 1.10%
Alcon Capital Corporation (Nestle S.A.),
5.23%, 10-3-06	6,000	5,998,257

Insurance -- Life - 1.83%
American General Finance Corporation,
5.25%, 10-11-06	10,000	9,985,417

Mining - 0.80%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5.27%, 10-19-06	4,400	4,388,406

Multiple Industry - 2.75%
Honeywell International Inc.,
5.25%, 10-2-06	15,000	14,997,813

Petroleum -- International - 0.91%
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc),
5.2%, 10-30-06	5,000	4,979,056

Publishing - 2.74%
Scripps (E.W.) Co.,
5.22%, 10-12-06	15,000	14,976,075

Retail -- General Merchandise - 7.24%
Home Depot, Inc. (The),
5.36%, 10-2-06	20,000	19,997,022
Target Corporation,
5.21%, 10-10-06	5,000	4,993,487
Wal-Mart Stores, Inc.,
5.22%, 10-24-06	14,550	14,501,476
		39,491,985
Security and Commodity Brokers - 3.53%
American Express Credit Corp.,
5.23%, 10-30-06	10,000	9,957,869
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
5.37%, 10-2-06	9,320	9,318,610
		19,276,479
Utilities -- Telephone - 0.91%
AT&T Inc.,
5.27%, 10-23-06	5,000	4,983,897

Total Commercial Paper - 35.30%		192,656,019

Note - 0.99%
Non-Residential Construction
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
5.31%, 10-4-06	5,400	5,400,000

TOTAL SHORT-TERM SECURITIES - 36.29%		$198,056,019

(Cost: $198,056,019)

TOTAL INVESTMENT SECURITIES - 100.00%		$545,770,049

(Cost: $505,441,398)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; REMIC - Real Estate Mortgage Investment Conduit.

The following credit default swap agreements were outstanding at September 30, 2006:

Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation )

Lehman Brothers	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	$4,000,000	$(10,203)
Merrill Lynch International	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	4,000,000	(10,453)
Morgan Stanley	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	8,000,000	(20,805)
Lehman Brothers	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	21,400,000	(6,741)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	9,500,000	(2,993)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	7,100,000	6,634
Morgan Stanley	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	12,000,000	(3,780)
Morgan Stanley	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	4,600,000	4,298
Morgan Stanley	Brazilian Government International Bond Swap	1.89%	6-20-11	5,200,000	(111,198)

					$(155,241)

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of these securities amounted to $19,705,468 or 3.61% of total investments.

(C)Security serves as cover for the following written call option outstanding as of September 30, 2006.

Underlying Security	Contracts Subject to Call	Premium Received	Market Value

SanDisk Corporation	452	$68,548	$6,780

(D)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (CNY - Chinese Yuan Renminbi, EUR - Euro, GBP - Great Britain Pound, JPY - Japanese Yen, KRW - South Korean Won, RUB - Russian Ruble, SGD - Singapore Dollar, TWD - Taiwan Dollar ).

(F)Cash and security serves as collateral for the following open futures contracts at September 30, 2006.

Type	Number of Contracts	Expiration Date	Market Value	Underlying Face Amount at Value

VIX Index	900	10-17-06	$11,790,000	$13,987,423
VIX Index	1,783	11-14-06	26,085,290	28,409,544
VIX Index	689	12-12-06	10,762,180	10,896,575

			$48,637,470	$53,293,542

The Investments of W&R Target Balanced Portfolio
September 30, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 1.00%
Southwest Airlines Co.	333,000	$5,547,780

Aircraft - 1.42%
Boeing Company (The)	100,100	7,892,885

Banks - 3.72%
Bank of America Corporation	100,300	5,373,071
Northern Trust Corporation	137,200	8,015,910
Wells Fargo & Company	204,000	7,380,720
		20,769,701
Beverages - 2.93%
Anheuser-Busch Companies, Inc.	29,000	1,377,790
Brown-Forman Corporation, Class B	71,200	5,457,480
PepsiCo, Inc.	145,900	9,521,434
		16,356,704
Business Equipment and Services - 2.68%
NYSE Group, Inc.*	122,300	9,141,925
Pitney Bowes Inc.	131,300	5,825,781
		14,967,706
Chemicals -- Specialty - 1.10%
Air Products and Chemicals, Inc.	92,200	6,119,314

Communications Equipment - 3.62%
Cisco Systems, Inc.*	359,500	8,263,107
Nokia Corporation, Series A, ADR	339,500	6,684,755
QUALCOMM Incorporated	143,700	5,224,932
		20,172,794
Computers -- Micro - 1.52%
Apple Computer, Inc.*	109,800	8,452,404

Computers -- Peripherals - 1.18%
Microsoft Corporation	240,900	6,582,592

Defense - 2.36%
General Dynamics Corporation	183,600	13,158,612

Electrical Equipment - 1.22%
Emerson Electric Co.	81,200	6,809,432

Electronic Components - 2.96%
Advanced Micro Devices, Inc.*	389,300	9,674,105
Microchip Technology Incorporated	210,700	6,829,841
		16,503,946
Electronic Instruments - 0.76%
Lam Research Corporation*	93,950	4,258,284

Finance Companies - 2.63%
SLM Corporation	282,500	14,684,350

Food and Related - 0.88%
Campbell Soup Company	134,600	4,912,900

Health Care -- Drugs - 5.09%
Allergan, Inc.	80,500	9,065,105
Amgen Inc.*	81,100	5,799,461
Gilead Sciences, Inc.*	114,000	7,832,370
Novartis AG, ADR	97,300	5,686,212
		28,383,148
Health Care -- General - 4.81%
Biomet, Inc.	167,100	5,378,113
DENTSPLY International Inc.	212,500	6,403,688
Johnson & Johnson	163,300	10,604,702
Zimmer Holdings, Inc.*	66,100	4,461,750
		26,848,253
Hospital Supply and Management - 1.11%
Medtronic, Inc.	132,700	6,162,588

Household -- General Products - 1.77%
Colgate-Palmolive Company	158,900	9,867,690

Insurance -- Life - 1.14%
Aflac Incorporated	138,900	6,356,064

Insurance -- Property and Casualty - 1.08%
Berkshire Hathaway Inc., Class B*	1,900	6,030,600

Motion Pictures - 1.42%
News Corporation Limited, Class A	402,700	7,913,055

Multiple Industry - 4.54%
Altria Group, Inc.	59,300	4,539,415
General Electric Company	328,756	11,605,087
Las Vegas Sands, Inc.*	134,300	9,179,405
		25,323,907
Non-Residential Construction - 0.98%
Fluor Corporation	70,800	5,443,812

Petroleum -- International - 4.68%
BP p.l.c., ADR	115,500	7,574,490
ChevronTexaco Corporation	83,000	5,383,380
Exxon Mobil Corporation	195,546	13,121,137
		26,079,007
Petroleum -- Services - 3.37%
Schlumberger Limited	207,200	12,852,616
Smith International, Inc.	153,100	5,940,280
		18,792,896
Publishing - 1.07%
Meredith Corporation	121,200	5,978,796

Retail -- General Merchandise - 2.70%
Target Corporation	154,200	8,519,550
Wal-Mart Stores, Inc.	132,900	6,554,628
		15,074,178
Retail -- Specialty Stores - 0.86%
Best Buy Co., Inc.	90,000	4,820,400

Security and Commodity Brokers - 5.00%
American Express Company	110,300	6,185,624
Chicago Mercantile Exchange Holdings Inc.	9,400	4,495,550
J.P. Morgan Chase & Co.	162,400	7,626,304
Legg Mason, Inc.	49,400	4,982,484
Merrill Lynch & Co., Inc.	58,800	4,599,336
		27,889,298
Timesharing and Software - 1.05%
Paychex, Inc.	159,200	5,861,744

Trucking and Shipping - 1.20%
Expeditors International of Washington, Inc.	150,400	6,705,584

Utilities -- Electric - 1.70%
Exelon Corporation	157,000	9,504,780

Utilities -- Telephone - 2.70%
AT&T Inc.	231,000	7,521,360
UBS AG	127,500	7,562,025
		15,083,385

TOTAL COMMON STOCKS - 76.25%		$425,308,589

(Cost: $331,146,653)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.07%
Southwest Airlines Co.,
7.875%, 9-1-07	$360	367,152

Banks - 0.24%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	1,250	1,350,848

Beverages - 0.30%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	500	558,243
Diageo Capital plc,
3.5%, 11-19-07	1,150	1,127,467
		1,685,710
Finance Companies - 1.10%
American International Group,
3.85%, 11-26-07 (A)	1,400	1,378,072
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	17	413
8.0%, 3-31-11 (A)	806	217,580
First Union-Lehman Brothers Company,
6.65%, 11-18-29	606	610,441
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
6.56%, 11-18-35	825	836,718
Mellon Residential Funding,
6.75%, 6-26-28	107	106,742
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	1,500	1,531,120
Unilever Capital Corporation,
5.9%, 11-15-32	1,450	1,458,372
		6,139,458
Food and Related - 0.50%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	1,350	1,563,540
Cargill, Inc.,
6.375%, 6-1-12 (A)	1,150	1,207,564
		2,771,104
Insurance -- Life - 0.26%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	1,375	1,468,070

Insurance -- Property and Casualty - 0.28%
Principal Life Global,
6.25%, 2-15-12 (A)	1,500	1,568,775

Real Estate Investment Trust - 0.31%
Vornado Realty L.P.,
5.625%, 6-15-07	1,750	1,748,301

TOTAL CORPORATE DEBT SECURITIES - 3.06%		$17,099,418

(Cost: $17,050,962)

OTHER GOVERNMENT SECURITY - 0.31%

Canada
Hydro-Quebec,
8.0%, 2-1-13	1,500	1,724,719
(Cost: $1,651,062)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.19%
Federal National Mortgage Association,
7.25%, 1-15-10	1,000	1,070,299

Mortgage-Backed Obligations - 3.26%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	1,589	1,592,173
6.0%, 9-1-17	640	650,602
5.0%, 1-1-18	511	503,942
5.5%, 4-1-18	294	294,651
5.0%, 5-1-18	247	243,661
4.5%, 7-1-18	3,195	3,091,776
7.0%, 9-1-25	88	90,797
6.5%, 10-1-28	400	411,669
6.5%, 2-1-29	296	304,688
7.5%, 4-1-31	213	222,007
7.0%, 7-1-31	362	374,150
7.0%, 9-1-31	377	389,400
7.0%, 9-1-31	298	308,701
7.0%, 11-1-31	81	83,319
6.5%, 2-1-32	1,243	1,277,163
7.0%, 2-1-32	472	488,023
7.0%, 2-1-32	431	446,163
7.0%, 3-1-32	280	289,710
7.0%, 7-1-32	733	758,050
6.0%, 9-1-32	2,408	2,425,942
6.0%, 2-1-33	600	603,957
5.5%, 5-1-33	1,025	1,012,811
5.5%, 5-1-33	771	761,953
5.5%, 5-1-33	478	472,198
5.5%, 6-1-33	828	817,632
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.5%, 8-15-28	74	76,069
6.0%, 8-15-28	27	27,712
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A,
8.293%, 12-15-26	152	158,732
		18,177,651
Treasury Inflation Protected Obligation - 0.21%
United States Treasury Note,
3.0%, 7-15-12 (B)	1,000	1,174,297

Treasury Obligations - 13.31%
United States Treasury Bonds:
7.5%, 11-15-16	1,500	1,837,500
7.25%, 8-15-22	4,000	5,062,812
6.25%, 8-15-23	5,250	6,095,334
United States Treasury Notes:
3.25%, 8-15-07	5,000	4,927,345
4.25%, 10-31-07	1,200	1,191,703
3.0%, 11-15-07	4,000	3,918,752
3.0%, 2-15-08	3,000	2,928,867
2.625%, 5-15-08	4,000	3,869,064
4.75%, 11-15-08	4,000	4,005,468
4.0%, 3-15-10	3,200	3,139,251
4.25%, 10-15-10	10,000	9,875,780
3.875%, 2-15-13	3,000	2,881,524
3.625%, 5-15-13	3,000	2,834,532
4.25%, 8-15-13	4,000	3,915,624
4.25%, 8-15-15	17,000	16,537,141
5.25%, 2-15-29	1,150	1,216,035
		74,236,732

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 16.97%		$94,658,979

(Cost: $94,956,246)

SHORT-TERM SECURITIES

Aircraft - 0.36%
United Technologies Corporation,
5.32%, 10-6-06	2,000	1,998,522

Aluminum - 0.90%
Alcoa Incorporated,
5.4%, 10-2-06	5,020	5,019,247

Capital Equipment - 0.53%
Deere (John) Credit Limited (Deere (John) Capital Corporation),
5.33%, 11-3-06	3,000	2,985,343

Insurance -- Life - 0.90%
American General Finance Corporation,
5.25%, 10-11-06	5,000	4,992,708

Utilities -- Gas and Pipeline - 0.72%
Michigan Consolidated Gas Co.,
5.3%, 10-2-06	4,000	3,999,411

TOTAL SHORT-TERM SECURITIES - 3.41%		$18,995,231

(Cost: $18,995,231)

TOTAL INVESTMENT SECURITIES - 100.00%		$557,786,936

(Cost: $463,800,154)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of these securities amounted to $5,903,524 or 1.06% of total investments.

(B)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

The Investments of W&R Target Bond Portfolio
September 30, 2006
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Banks - 2.54%
First Union National Bank of Florida,
6.18%, 2-15-36	$4,000	$4,259,012
SouthTrust Bank, National Association,
6.125%, 1-9-28	1,000	1,068,931
		5,327,943
Broadcasting - 1.84%
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	1,250	1,535,293
EchoStar DBS Corporation,
6.375%, 10-1-11	750	730,312
TCA Cable TV, Inc.,
6.53%, 2-1-28	1,000	1,011,507
Westinghouse Electric Corporation,
8.875%, 6-14-14	500	577,343
		3,854,455
Business Equipment and Services - 0.19%
Quebecor World Capital Corporation,
4.875%, 11-15-08	425	405,875

Coal - 0.47%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	985,000

Communications Equipment - 0.24%
Harris Corporation,
6.35%, 2-1-28	500	513,428

Construction Materials - 1.29%
Hanson PLC,
7.875%, 9-27-10	2,500	2,692,097

Finance Companies - 3.02%
Barton Springs CDO SPC, Series 2005-1 Segregated Portfolio and Barton Springs CDO Series 2005-1 LLC,
6.85%, 12-20-10	1,750	1,617,000
General Motors Acceptance Corporation,
5.125%, 5-9-08	2,500	2,449,827
Preferred Term Securities XVI, Ltd. and Preferred Term Securities XVI, Inc.,
7.99%, 3-23-35 (A)	1,250	1,262,500
Preferred Term Securities XVII, Ltd. and Preferred Term Securities XVII, Inc.,
7.59%, 6-23-35 (A)	1,000	1,002,500
		6,331,827
Finance Companies -- Mortgage Related - 23.58%
Alternative Loan Trust 2005-J4,
5.5%, 11-25-35	1,750	1,690,554
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2,
4.783%, 7-10-43	2,500	2,446,748
CHL Mortgage Pass-Through Trust 2005-28,
5.25%, 1-25-19	3,042	3,012,897
CHL Pass-Through Trust 2003-20,
5.5%, 7-25-33	2,400	2,394,104
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (A)	444	244,225
COMM 2005-C6,
5.144%, 6-10-44	6,000	5,952,777
First Horizon Alternative Mortgage Securities Trust 2005-FA6,
5.5%, 9-25-35	2,265	2,232,213
GSR Mortgage Loan Trust 2004-2F,
7.0%, 1-25-34	1,384	1,441,992
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1-15-38	2,000	1,928,103
MASTR Adjustable Rate Mortgages Trust 2005-1,
5.2567%, 3-25-35	2,981	2,934,332
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7-12-38	2,000	1,968,921
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates:
Series 2004-12,
5.08169%, 9-25-34	2,982	2,876,548
Series 2004-18,
5.19472%, 12-25-34	4,042	3,964,042
Series 2004-3AC,
4.9348%, 3-25-34	2,030	1,992,897
Series 2004-5,
4.59192%, 5-25-34	2,017	1,924,663
Series 2004-6,
4.69862%, 6-25-34	987	944,551
Series 2004-A,
4.61457%, 2-25-34	1,476	1,465,534
Series 2005-21,
5.70977%, 11-25-35	1,237	1,204,349
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-22,
5.63425%, 12-25-35	1,275	1,236,726
Series 2006-1,
6.113%, 2-25-36	1,294	1,285,008
Structured Asset Securities Corporation Trust 2005-16,
5.5%, 9-25-35	3,000	2,898,830
Structured Asset Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-40A,
4.8237%, 1-25-34	984	947,206
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.5%, 9-25-18	2,500	2,383,010
		49,370,230
Food and Related - 0.25%
ConAgra, Inc.,
6.7%, 8-1-27	500	527,997

Forest and Paper Products - 1.38%
Bowater Canada Finance Corporation,
7.95%, 11-15-11	1,000	955,000
Champion International Corporation,
6.65%, 12-15-37	1,500	1,559,706
Westvaco Corporation,
7.5%, 6-15-27	364	376,380
		2,891,086
Homebuilders, Mobile Homes - 1.39%
D.R. Horton, Inc.,
8.0%, 2-1-09	1,364	1,427,356
Pulte Homes, Inc.,
4.875%, 7-15-09	1,500	1,473,379
		2,900,735
Hospital Supply and Management - 0.96%
HCA - The Healthcare Company,
8.75%, 9-1-10	2,000	2,020,000

Household -- General Products - 1.23%
Procter & Gamble Company (The),
8.0%, 9-1-24	2,000	2,570,302

Household -- Major Appliances - 0.48%
Controladora Mabe S.A. de C.V.,
6.5%, 12-15-15 (A)	1,000	1,009,307

Petroleum -- Domestic - 0.61%
Chesapeake Energy Corporation,
7.5%, 9-15-13	1,250	1,268,750

Petroleum -- International - 1.55%
Pemex Project Funding Master Trust,
7.375%, 12-15-14	3,000	3,243,000

Petroleum -- Services - 1.05%
Halliburton Company,
6.75%, 2-1-27	2,000	2,193,200

Real Estate Investment Trust - 0.37%
Diversified REIT Owner Trust 1999-1,
6.78%, 3-18-11 (A)	750	768,338

Utilities -- Electric - 1.88%
Dominion Resources, Inc.,
5.25%, 8-1-33	2,500	2,420,425
HQI Transelec Chile S.A.,
7.875%, 4-15-11	750	797,453
Pepco Holdings, Inc.,
4.0%, 5-15-10	750	713,568
		3,931,446
Utilities -- Gas and Pipeline - 0.96%
Tennessee Gas Pipeline Company
7.0%, 3-15-27	2,000	2,008,378

Utilities -- Telephone - 2.39%
Deutsche Telekom International Finance B.V.,
8.0%, 6-15-10	2,500	2,727,235
New York Telephone Company,
6.7%, 11-1-23	750	753,724
Pacific Bell,
7.25%, 11-1-27	750	781,352
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11-19-08	750	735,122
		4,997,433

TOTAL CORPORATE DEBT SECURITIES - 47.67%		$99,810,827

(Cost: $99,801,025)

OTHER GOVERNMENT SECURITIES

Brazil - 0.27%
Federative Republic of Brazil (The),
9.25%, 10-22-10	500	562,500

Canada - 0.86%
Province de Quebec,
7.14%, 2-27-26	1,500	1,808,014

Japan - 1.20%
Japanese Government 15 Year Floating Rate Bond,
1.23%, 1-20-18 (B)	300,000	2,499,048

Supranational - 0.52%
Inter-American Development Bank,
8.4%, 9-1-09	1,000	1,089,043

TOTAL OTHER GOVERNMENT SECURITIES - 2.85%		$5,958,605

(Cost: $5,657,952)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 9.21%
Federal Home Loan Mortgage Corporation:
5.25%, 11-5-12	5,000	4,951,560
4.75%, 5-6-13	2,000	1,935,262
5.2%, 3-5-19	2,500	2,430,490
5.5%, 8-20-19	2,500	2,471,662
Federal National Mortgage Association,
5.3%, 2-22-11	4,000	3,985,844
Tennessee Valley Authority,
4.875%, 12-15-16	3,500	3,500,553
		19,275,371
Mortgage-Backed Obligations - 26.58%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
5.699%, 7-1-36	1,479	1,486,597
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.0%, 5-15-19	1,000	974,606
5.0%, 7-15-19	1,077	1,054,975
5.0%, 5-15-23	1,500	1,458,391
6.0%, 3-15-29	371	375,988
7.5%, 9-15-29	683	717,728
4.0%, 2-15-30	500	480,069
4.25%, 3-15-31	916	885,481
5.5%, 9-15-31	3,750	3,747,893
5.0%, 9-15-32	1,500	1,412,551
5.5%, 4-15-24 (Interest Only)	1,359	62,300
5.5%, 4-15-24 (Interest Only)	3,327	223,334
5.0%, 7-15-29 (Interest Only)	1,832	205,299
5.0%, 9-15-31 (Interest Only)	3,061	491,561
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.0%, 6-1-21	1,978	1,944,215
5.0%, 7-1-25	2,719	2,641,433
6.0%, 11-1-28	663	670,404
6.5%, 10-1-31	128	130,728
6.5%, 11-1-31	162	165,758
6.0%, 2-1-32	322	324,719
5.0%, 3-1-35	1,751	1,684,752
5.5%, 10-1-35	1,415	1,396,338
5.5%, 8-1-36	1,998	1,970,730
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO (Interest Only),
5.5%, 12-15-13	662	136,093
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	3,500	3,411,750
5.0%, 6-25-18	2,173	2,148,675
5.5%, 2-25-32	1,500	1,493,867
4.0%, 11-25-32	754	718,976
4.0%, 3-25-33	552	527,238
3.5%, 8-25-33	1,649	1,492,074
5.0%, 3-25-18 (Interest Only)	1,059	82,282
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.0%, 11-1-18	1,213	1,150,096
5.5%, 10-1-23	829	823,329
5.0%, 4-1-24	2,800	2,720,307
5.0%, 2-1-25	1,242	1,206,502
6.0%, 12-1-28	113	114,235
5.0%, 3-1-34	2,464	2,376,371
5.5%, 1-1-17	987	990,102
6.0%, 4-1-33	1,259	1,268,027
5.5%, 6-1-33	2,499	2,468,870
Federal National Mortgage Association Non-Agency REMIC/CMO:
4.5%, 7-25-24	1,000	928,687
5.5%, 9-25-31	1,000	988,556
4.5%, 12-25-34	2,000	1,903,993
Government National Mortgage Association Agency REMIC/CMO:
5.0%, 1-20-32	623	614,101
5.5%, 6-20-28 (Interest Only)	3,551	274,783
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.5%, 7-15-23	30	31,559
7.5%, 12-15-23	165	171,813
8.0%, 9-15-25	62	65,624
7.0%, 7-20-27	19	19,525
7.0%, 8-20-27	53	55,041
6.5%, 5-15-29	100	103,162
7.5%, 7-15-29	33	34,247
7.75%, 10-15-31	295	300,468
Government National Mortgage Association Non-Agency REMIC/CMO,
4.0%, 1-16-30	371	352,085
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
2001-3 Class G,
6.5%, 4-15-27	120	120,151
2003-2 Class D,
5.0%, 11-15-23	572	570,444
2003-2 Class E,
5.0%, 12-15-25	1,500	1,487,043
		55,655,926
Treasury Obligations - 12.97%
United States Treasury Bond,
6.125%, 11-15-27	2,000	2,339,218
United States Treasury Notes:
4.0%, 4-15-10	7,000	6,865,194
5.0%, 2-15-11	8,000	8,141,560
4.0%, 2-15-15	10,250	9,811,577
		27,157,549

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 48.76%		$102,088,846

(Cost: $102,423,561)

SHORT-TERM SECURITY - 0.72%

Aluminum
Alcoa Incorporated,
5.4%, 10-2-06	1,517	$1,516,772
(Cost: $1,516,772)

TOTAL INVESTMENT SECURITIES - 100.00%		$209,375,050

(Cost: $209,399,310)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of these securities amounted to $4,286,870 or 2.06% of total investments.

(B)Principal amount is denominated in the indicated foreign currency, where applicable (JPY - Japanese Yen).

The Investments of W&R Target Core Equity Portfolio
September 30, 2006
COMMON STOCKS	Shares	Value

Aircraft - 5.80%
Boeing Company (The)	206,500	$16,282,525
Lockheed Martin Corporation	173,600	14,940,016
United Technologies Corporation	184,600	11,694,410
		42,916,951
Banks - 4.29%
Bank of America Corporation	308,800	16,542,416
Wells Fargo & Company	419,600	15,181,128
		31,723,544
Beverages - 2.00%
PepsiCo, Inc.	226,500	14,781,390

Capital Equipment - 1.30%
Deere & Company	114,300	9,590,913

Chemicals -- Petroleum and Inorganic - 1.02%
E.I. du Pont de Nemours and Company	176,600	7,565,544

Chemicals -- Specialty - 2.09%
Air Products and Chemicals, Inc.	233,150	15,474,166

Communications Equipment - 2.68%
Cisco Systems, Inc.*	317,000	7,286,245
Corning Incorporated*	514,800	12,566,268
		19,852,513
Computers -- Main and Mini - 4.23%
Hewlett-Packard Company	451,100	16,550,859
Xerox Corporation*	945,800	14,716,648
		31,267,507
Computers -- Micro - 1.92%
Apple Computer, Inc.*	184,200	14,179,716

Computers -- Peripherals - 5.93%
Adobe Systems Incorporated*	344,100	12,891,707
Electronic Arts Inc.*	256,100	14,260,928
Microsoft Corporation	271,200	7,410,540
SAP Aktiengesellschaft, ADR	188,000	9,306,000
		43,869,175
Consumer Electronics - 0.90%
Research In Motion Limited*	64,700	6,643,073

Defense - 3.04%
General Dynamics Corporation	314,300	22,525,881

Electronic Components - 3.46%
Advanced Micro Devices, Inc.*	877,300	21,800,905
Broadcom Corporation, Class A*	125,100	3,794,908
		25,595,813
Finance Companies - 2.45%
SLM Corporation	349,300	18,156,614

Food and Related - 1.51%
Campbell Soup Company	253,200	9,241,800
ConAgra Foods, Inc.	78,300	1,916,784
		11,158,584
Health Care -- Drugs - 6.19%
Amgen Inc.*	114,400	8,180,744
Novartis AG, Registered Shares (A)	149,650	8,736,415
Pfizer Inc.	878,200	24,905,752
Schering-Plough Corporation	178,300	3,938,647
		45,761,558
Health Care -- General - 2.80%
Johnson & Johnson	318,600	20,689,884

Hospital Supply and Management - 1.75%
Medtronic, Inc.	279,250	12,968,370

Household -- General Products - 4.12%
Colgate-Palmolive Company	251,800	15,636,780
Procter & Gamble Company (The)	239,300	14,831,814
		30,468,594
Insurance -- Life - 1.04%
Aflac Incorporated	167,500	7,664,800

Insurance -- Property and Casualty - 1.46%
ACE Limited	197,700	10,820,121

Multiple Industry - 6.57%
Altria Group, Inc.	143,800	11,007,890
General Electric Company	837,300	29,556,690
Las Vegas Sands, Inc.*	117,200	8,010,620
		48,575,200
Petroleum -- International - 3.42%
Exxon Mobil Corporation	376,976	25,295,090

Petroleum -- Services - 9.28%
Baker Hughes Incorporated	227,450	15,512,090
Schlumberger Limited	323,000	20,035,690
Smith International, Inc.	355,700	13,801,160
Transocean Inc.*	54,100	3,961,743
Weatherford International Ltd.*	367,400	15,327,928
		68,638,611
Railroad - 0.99%
Union Pacific Corporation	83,200	7,321,600

Restaurants - 0.30%
YUM! Brands, Inc.	42,400	2,206,920

Retail -- General Merchandise - 2.50%
Kohl's Corporation*	113,200	7,348,944
Wal-Mart Stores, Inc.	225,900	11,141,388
		18,490,332
Retail -- Specialty Stores - 1.82%
Best Buy Co., Inc.	251,100	13,448,916

Security and Commodity Brokers - 6.37%
Goldman Sachs Group, Inc. (The)	77,500	13,110,675
J.P. Morgan Chase & Co.	550,700	25,860,872
Merrill Lynch & Co., Inc.	104,300	8,158,346
		47,129,893
Timesharing and Software - 0.98%
Google Inc., Class A*	18,100	7,273,756

Utilities -- Electric - 1.03%
Dominion Resources, Inc.	99,600	7,618,404

Utilities -- Telephone - 3.57%
AT&T Inc.	345,000	11,233,200
UBS AG (A)	254,000	15,193,890
		26,427,090

TOTAL COMMON STOCKS - 96.81%		$716,100,523

(Cost: $584,373,653)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 0.68%
PACCAR Financial Corp.,
5.24%, 10-5-06	$5,000	4,997,089

Forest and Paper Products - 0.55%
Sonoco Products Co.,
5.4%, 10-2-06	4,069	4,068,390

Leisure Time Industry - 0.62%
Walt Disney Company (The),
5.36%, 10-16-06	4,588	4,577,753

Utilities -- Electric - 0.67%
PacifiCorp,
5.3%, 10-16-06	5,000	4,988,958

Utilities -- Telephone - 0.67%
BellSouth Corporation,
5.25%, 10-12-06	5,000	4,991,979

TOTAL SHORT-TERM SECURITIES - 3.19%		$23,624,169

(Cost: $23,624,169)

TOTAL INVESTMENT SECURITIES - 100.00%		$739,724,692

(Cost: $607,997,822)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

The Investments of W&R Target Dividend Income Portfolio
September 30, 2006
COMMON STOCKS	Shares	Value

Aircraft - 2.12%
Boeing Company (The)	11,669	$920,101
Goodrich Corporation	12,706	514,847
		1,434,948
Banks - 3.07%
Bank of America Corporation	24,534	1,314,286
Mellon Financial Corporation	8,806	344,315
Wells Fargo & Company	11,646	421,352
		2,079,953
Beverages - 2.18%
Diageo plc, ADR	13,761	977,582
PepsiCo, Inc.	7,664	500,153
		1,477,735
Business Equipment and Services - 0.75%
Genuine Parts Company	11,845	510,875

Capital Equipment - 3.07%
Caterpillar Inc.	10,853	714,127
Deere & Company	16,284	1,366,390
		2,080,517
Chemicals -- Petroleum and Inorganic - 0.69%
E.I. du Pont de Nemours and Company	10,882	466,185

Chemicals -- Specialty - 1.65%
Air Products and Chemicals, Inc.	16,770	1,113,025

Computers -- Peripherals - 1.87%
SAP Aktiengesellschaft, ADR	25,539	1,264,181

Electrical Equipment - 0.47%
Emerson Electric Co.	3,809	319,423

Electronic Components - 0.92%
Microchip Technology Incorporated	19,208	622,627

Finance Companies - 3.15%
SLM Corporation	41,030	2,132,739

Food and Related - 0.79%
Campbell Soup Company	14,720	537,280

Health Care -- Drugs - 1.11%
Pfizer Inc.	26,523	752,192

Health Care -- General - 1.09%
Johnson & Johnson	11,350	737,069

Hospital Supply and Management - 0.80%
Medtronic, Inc.	11,598	538,611

Hotels and Gaming - 2.82%
Harrah's Entertainment, Inc.	10,212	678,383
Starwood Hotels & Resorts Worldwide, Inc.	21,500	1,229,585
		1,907,968
Household -- General Products - 3.22%
Colgate-Palmolive Company	21,507	1,335,585
Procter & Gamble Company (The)	13,625	844,478
		2,180,063
Insurance -- Life - 0.49%
Aflac Incorporated	7,194	329,198

Insurance -- Property and Casualty - 3.34%
ACE Limited	6,089	333,251
Allstate Corporation (The)	13,603	853,316
Everest Re Group, Ltd.	3,469	338,332
St. Paul Companies, Inc. (The)	15,743	738,189
		2,263,088
Metal Fabrication - 1.10%
Loews Corporation, Carolina Group	13,414	743,002

Mining - 1.02%
Freeport-McMoRan Copper & Gold Inc., Class B	12,982	691,421

Multiple Industry - 5.62%
3M Company	7,258	540,140
Altria Group, Inc.	20,608	1,577,542
General Electric Company	47,803	1,687,446
		3,805,128
Non-Residential Construction - 2.07%
Fluor Corporation	18,261	1,404,088

Petroleum -- International - 6.65%
Anadarko Petroleum Corporation	23,288	1,020,713
BP p.l.c., ADR	7,201	472,242
ConocoPhillips	11,183	665,724
Exxon Mobil Corporation	30,357	2,036,955
Marathon Oil Corporation	3,966	304,985
		4,500,619
Petroleum -- Services - 9.91%
BJ Services Company	20,411	614,983
Baker Hughes Incorporated	21,677	1,478,371
Grant Prideco, Inc.*	12,274	466,780
National Oilwell Varco, Inc.*	11,849	693,759
Schlumberger Limited	29,939	1,857,116
Transocean Inc.*	9,182	672,398
Valero GP Holdings, LLC*	20,300	393,820
Weatherford International Ltd.*	12,674	528,759
		6,705,986
Railroad - 1.01%
Union Pacific Corporation	7,760	682,880

Real Estate Investment Trust - 2.71%
Host Hotels & Resorts, Inc.	13,146	301,438
ProLogis	11,879	677,816
Simon Property Group, Inc.	9,437	855,181
		1,834,435
Retail -- General Merchandise - 0.55%
Federated Department Stores, Inc.	8,636	373,162

Security and Commodity Brokers - 6.74%
AllianceBernstein Holding L.P.	22,266	1,536,131
Chicago Mercantile Exchange Holdings Inc.	3,273	1,565,312
J.P. Morgan Chase & Co.	25,116	1,179,447
Legg Mason, Inc.	2,812	283,618
		4,564,508
Tobacco - 1.30%
Reynolds American Inc.	14,172	878,239

Trucking and Shipping - 1.55%
United Parcel Service, Inc., Class B	14,614	1,051,331

Utilities -- Electric - 1.70%
Dominion Resources, Inc.	7,828	598,764
NRG Energy, Inc.*	12,221	553,611
		1,152,375
Utilities -- Gas and Pipeline - 2.35%
Enbridge Inc.	18,995	613,159
Kinder Morgan, Inc.	9,308	975,944
		1,589,103
Utilities -- Telephone - 2.94%
BellSouth Corporation	14,404	615,771
Iowa Telecommunications Services, Inc.	35,038	693,402
Windstream Corporation	51,514	679,470
		1,988,643

TOTAL COMMON STOCKS - 80.82%		$54,712,597

(Cost: $46,826,342)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Certificate of Deposit - 2.96%
Banks
Wells Fargo Bank, N.A.,
5.27%, 10-18-06	$2,000	2,000,000

Commercial Paper
Aircraft - 2.95%
United Technologies Corporation,
5.32%, 10-6-06	2,000	1,998,522

Aluminum - 3.69%
Alcoa Incorporated,
5.4%, 10-2-06	2,500	2,499,625

Capital Equipment - 2.94%
Deere (John) Credit Limited (Deere (John) Capital Corporation),
5.33%, 11-3-06	2,000	1,990,229

Finance Companies - 3.68%
General Electric Capital Corporation,
5.23%, 10-27-06	1,500	1,494,334
Preferred Receivables Funding Corp.,
5.26%, 10-19-06	1,000	997,370
		2,491,704
Leisure Time Industry - 2.96%
Walt Disney Company (The),
5.36%, 10-16-06	2,005	2,000,522

Total Commercial Paper - 16.22%		10,980,602

TOTAL SHORT-TERM SECURITIES - 19.18%		$12,980,602

(Cost: $12,980,602)

TOTAL INVESTMENT SECURITIES - 100%		$67,693,199

(Cost: $59,806,944)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No income dividends were paid during the preceding 12 months.

The Investments of W&R Target Energy Portfolio
September 30, 2006
COMMON STOCKS	Shares	Value

Business Equipment and Services - 2.19%
Bucyrus International, Inc., Class A	1,150	$48,777
Headwaters Incorporated*	1,300	30,355
Jacobs Engineering Group Inc.*	550	41,101
		120,233
Capital Equipment - 3.97%
Cameron International Corporation*	2,400	115,944
Shaw Group Inc. (The)*	1,450	34,278
SunPower Corporation, Class A*	1,100	30,509
Suntech Power Holdings Co., Ltd., ADR*	1,450	37,454
		218,185
Chemicals -- Specialty - 0.61%
VeraSun Energy Corporation*	2,100	33,705

Coal - 3.20%
Alpha Natural Resources, Inc.*	2,300	36,248
Foundation Coal Holdings, Inc.	1,200	38,844
Massey Energy Company	1,300	27,222
Peabody Energy Corporation	2,000	73,560
		175,874
Electrical Equipment - 0.30%
Hydrogenics Corporation*	12,200	16,531

Electronic Components - 0.47%
Evergreen Solar, Inc.*	3,100	25,699

Electronic Instruments - 0.84%
Energy Conversion Devices, Inc.*	1,250	46,275

Food and Related - 1.07%
Archer Daniels Midland Company	1,550	58,714

Mining - 1.57%
Arch Coal, Inc.	1,350	39,028
Cameco Corporation	1,300	47,541
		86,569
Multiple Industry - 1.79%
General Electric Company	1,500	52,950
Technip SA, ADR	800	45,576
		98,526
Non-Residential Construction - 1.61%
Fluor Corporation	1,150	88,423

Petroleum -- Canada - 0.85%
Suncor Energy Inc.	650	46,833

Petroleum -- Domestic - 1.59%
Sunoco, Inc.	1,000	62,190
XTO Energy Inc.	600	25,278
		87,468
Petroleum -- International - 27.94%
Anadarko Petroleum Corporation	2,200	96,426
Apache Corporation	1,650	104,280
BP p.l.c., ADR	1,850	121,323
CNOOC Limited, ADR	300	24,987
ConocoPhillips	1,600	95,248
Devon Energy Corporation	1,650	104,198
EOG Resources, Inc.	1,650	107,332
EnCana Corporation	1,200	56,028
Exxon Mobil Corporation	2,450	164,395
Hess Corporation	1,050	43,491
Marathon Oil Corporation	1,050	80,745
Newfield Exploration Company*	3,250	125,255
Noble Energy, Inc.	2,300	104,857
Occidental Petroleum Corporation	2,100	101,031
PetroChina Company Limited, ADR	250	26,913
Petroleo Brasileiro S.A. - Petrobras, ADR	300	25,149
Statoil ASA, ADR	1,600	38,112
TOTAL S.A., ADR	400	26,376
Talisman Energy Inc.	5,550	90,909
		1,537,055
Petroleum -- Services - 27.18%
BJ Services Company	3,100	93,403
Baker Hughes Incorporated	2,400	163,680
Complete Production Services, Inc.*	4,850	95,739
ENSCO International Incorporated	1,650	72,319
Grant Prideco, Inc.*	2,650	100,779
Halliburton Company	2,750	78,237
Nabors Industries Ltd.*	4,450	132,388
National Oilwell Varco, Inc.*	2,400	140,520
Schlumberger Limited	2,750	170,583
Smith International, Inc.	2,500	97,000
TODCO, Class A*	2,150	74,390
Transocean Inc.*	1,300	95,199
Valero Energy Corporation	1,250	64,338
Weatherford International Ltd.*	2,800	116,816
		1,495,391
Utilities -- Electric - 3.79%
Entergy Corporation	1,350	105,610
Exelon Corporation	1,700	102,918
		208,528
Utilities -- Gas and Pipeline - 4.25%
Enbridge Inc.	3,100	100,068
Kinder Morgan, Inc.	1,050	110,093
Southwestern Energy Company*	800	23,896
		234,057

TOTAL COMMON STOCKS - 83.22%		$4,578,066

(Cost: $5,125,163)

SHORT-TERM SECURITY - 16.78%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities, Inc., 4.9% Repurchase Agreement dated 9-29-06 to be repurchased at $923,377 on 10-2-06 (A)	$923	$923,000
(Cost: $923,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$5,501,066

(Cost: $6,048,163)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Collateralized by $923,000 United States Treasury Bond, 6.125% due 8-15-29; market value and accrued interest aggregate $1,095,957.

The Investments of W&R Target Global Natural Resources Portfolio
September 30, 2006
COMMON STOCKS	Shares	Value

Australia - 1.18%
Lihir Gold Limited (A)*	383,500	$826,028
Sino Gold Limited (A)*	20,299	63,541
		889,569
Bermuda - 0.83%
China Gas Holdings Limited (A)	1,359,500	223,365
Tsakos Energy Navigation Limited	2,000	89,200
Weatherford International Ltd.*	7,500	312,900
		625,465
Brazil - 12.95%
Aracruz Celulose S.A., ADR	14,500	721,665
Arcelor Brasil S.A. (A)	13,100	230,333
Bradespar S.A. (A)	15,900	531,633
CPFL Energia S.A., ADR	4,600	176,778
Companhia Energetica de Minas Gerais - CEMIG, ADR	15,400	604,450
Companhia Siderurgica Nacional (A)	25,600	727,039
Companhia Siderurgica Nacional, ADR	33,700	958,091
Companhia Vale do Rio Doce, ADR	104,800	2,259,488
Companhia Vale do Rio Doce, Class A (A)	12,760	235,916
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP, ADR	15,900	478,590
Cosan S.A. Industria e Comercio (A)*	18,800	304,788
Petroleo Brasileiro S.A. - Petrobras, ADR	4,200	352,086
Suzano Bahia Sul Papel E Celulose S.A. (A)	197,700	1,377,526
Votorantim Celulose e Papel S.A. (A)	14,000	236,628
Votorantim Celulose e Papel S.A., ADR	32,700	553,938
		9,748,949
Canada - 10.36%
Agnico-Eagle Mines Limited (A)	9,200	284,869
Barrick Gold Corporation (A)	94,000	2,887,082
Breaker Energy Ltd., Class A (A)*	43,000	230,821
Cambior Inc. (A)*	277,800	974,257
Canadian National Railway Company (A)	2,000	83,650
Crew Energy Inc. (A)*	19,600	207,968
Eldorado Gold Corporation (A)*	74,800	324,563
Highpine Oil & Gas Limited (A)*	7,500	114,001
IAMGOLD Corporation (A)	53,300	450,624
Kinross Gold Corporation (A)*	97,300	1,217,828
Pason Systems Inc. (A)	18,600	262,588
Pure Energy Services Ltd. (A)(B)*	9,000	121,986
Savanna Energy Services Corp. (A)*	9,500	155,536
Trican Well Service Ltd. (A)	22,400	377,358
zed.i solutions inc. (A)*	100,900	104,714
		7,797,845
Cayman Islands - 4.93%
Apex Silver Mines Limited (A)*	46,600	776,356
Noble Corporation (A)	39,500	2,535,110
Transocean Inc.*	5,400	395,442
		3,706,908
China - 0.34%
Xinao Gas Holdings Limited (A)	250,000	256,718

France - 0.27%
L'Air Liquide S.A. (A)*	1,000	204,030

Germany - 0.86%
Siemens AG (A)	3,000	261,764
Wacker Chemie AG (A)*	3,300	389,166
		650,930
Japan - 0.13%
Sumitomo Titanium Corporation (A)	800	95,153

Mexico - 2.08%
Cemex, S.A. de C.V., ADR*	52,000	1,564,160

Peru - 0.84%
Compania de Minas Buenaventura S.A.A., ADR	23,400	631,800

South Africa - 3.45%
Gold Fields Limited, ADR	112,200	2,001,648
Impala Platinum Holdings Limited (A)	2,600	428,952
Mvelaphanda Resources Limited (A)*	37,400	162,061
		2,592,661
South Korea - 1.06%
GS Holdings Corp. (A)	22,730	795,100

Thailand - 3.35%
Banpu Public Company Limited, Registered Shares (A)	61,600	239,414
PTT Public Company Limited (A)	246,900	1,419,683
Rayong Refinery Public Company Limited (A)*	280,600	142,672
Thai Oil Public Company Limited (A)	449,000	717,157
		2,518,926
United Kingdom - 1.35%
Randgold Resources Limited, ADR (A)*	41,700	849,637
Titanium Resources Group Ltd. (A)*	146,000	169,485
		1,019,122
United States - 37.80%
Air Products and Chemicals, Inc.	35,500	2,356,135
Alpha Natural Resources, Inc.*	44,900	707,624
Applied Materials, Inc.	9,400	166,568
Arch Coal, Inc.	75,300	2,176,923
Atwood Oceanics, Inc.*	22,400	1,007,328
Aventine Renewable Energy Holdings, Inc.*	14,800	316,572
Avery Dennison Corporation	7,000	421,190
Baker Hughes Incorporated	21,500	1,466,300
Bunge Limited	20,600	1,193,770
CONSOL Energy Inc.	19,000	602,870
Cameron International Corporation*	16,000	772,960
Celanese Corporation, Series A	34,000	608,600
ConocoPhillips	9,500	565,535
Diamond Offshore Drilling, Inc.	18,700	1,353,319
Exxon Mobil Corporation	11,200	751,520
Foundation Coal Holdings, Inc.	19,000	615,030
GlobalSanteFe Corporation	28,100	1,404,719
Grant Prideco, Inc.*	20,700	787,221
Helmerich & Payne, Inc.	14,000	322,420
Hexcel Corporation*	37,000	523,550
Horizon Offshore, Inc.*	7,400	126,466
iShares Silver Trust*	2,700	309,177
MEMC Electronic Materials, Inc.*	19,000	695,970
Nalco Holdings LLC*	28,100	520,412
Peabody Energy Corporation	41,200	1,515,336
Praxair, Inc.	28,300	1,674,228
Rohm and Haas Company	20,600	975,410
Smith International, Inc.	45,300	1,757,640
streetTRACKS Gold Trust*	6,400	380,416
Valero Energy Corporation	37,400	1,924,978
VeraSun Energy Corporation*	28,300	454,215
		28,454,402

TOTAL COMMON STOCKS - 81.78%		$61,551,738

(Cost: $58,762,930)

CORPORATE DEBT SECURITY - 0.12%	Principal Amount in Thousands

Brazil
Bahia Sul Celulose S.A. (B)(C)	BRL 180	$88,906
(Cost: $89,429)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.00%	Face Amount in Thousands

Brazilian Real, 10-18-06 (C)	BRL 520	(8,767)
Brazilian Real, 11-22-06 (C)	1,270	4,320
Canadian Dollar, 10-18-06 (C)	CAD 3,440	(41,046)
Canadian Dollar, 11-22-06 (C)	3,590	7,557
South African Rand, 10-18-06 (C)	ZAR 2,560	18,333
South African Rand, 11-22-06 (C)	560	7,315
South African Rand, 12-13-06 (C)	1,600	14,349
		$2,061

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aircraft - 2.66%
United Technologies Corporation,
5.32%, 10-6-06	$2,000	1,998,522

Aluminum - 2.66%
Alcoa Incorporated,
5.4%, 10-2-06	2,000	1,999,700

Capital Equipment - 2.64%
Deere (John) Credit Limited (Deere (John) Capital Corporation),
5.33%, 11-3-06	2,000	1,990,229

Finance Companies - 1.85%
Preferred Receivables Funding Corp.,
5.26%, 10-19-06	1,400	1,396,318

Food and Related - 3.45%
McCormick & Co. Inc.,
5.37%, 10-2-06	2,600	2,599,612

Multiple Industry - 1.99%
General Electric Capital Corporation,
5.23%, 10-27-06	1,500	1,494,334

Retail -- Specialty Stores - 2.85%
Home Depot, Inc. (The),
5.36%, 10-2-06	2,148	2,147,680

TOTAL SHORT-TERM SECURITIES - 18.10%		$13,626,395

(Cost: $13,626,395)

TOTAL INVESTMENT SECURITIES - 100.00%		$75,269,100

(Cost: $72,478,754)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of these securities amounted to $210,892 or 0.28% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CAD - Canadian Dollar, ZAR - South African Rand).

The Investments of W&R Target Growth Portfolio
September 30, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 0.57%
Gol Linhas Aereas Inteligentes S.A., ADR	195,000	$6,698,250

Aircraft - 1.21%
Boeing Company (The)	180,000	14,193,000

Beverages - 3.43%
PepsiCo, Inc.	615,000	40,134,900

Business Equipment and Services - 1.79%
CheckFree Corporation*	505,000	20,869,125

Chemicals -- Petroleum and Inorganic - 3.42%
Monsanto Company	850,000	39,958,500

Communications Equipment - 5.48%
Cisco Systems, Inc.*	2,180,000	50,107,300
QUALCOMM Incorporated	385,000	13,998,600
		64,105,900
Computers -- Micro - 2.50%
Apple Computer, Inc.*	380,000	29,252,400

Computers -- Peripherals - 5.50%
Adobe Systems Incorporated*	540,000	20,231,100
Electronic Arts Inc.*	315,000	17,540,775
Microsoft Corporation	535,000	14,618,875
SAP Aktiengesellschaft, ADR	240,000	11,880,000
		64,270,750
Consumer Electronics - 0.68%
Harman International Industries, Incorporated	95,600	7,976,864

Defense - 2.60%
General Dynamics Corporation	424,600	30,431,082

Electrical Equipment - 1.79%
Emerson Electric Co.	250,000	20,965,000

Electronic Components -3.48%
Broadcom Corporation, Class A*	322,500	9,783,038
Microchip Technology Incorporated	953,600	30,910,944
		40,693,982
Finance Companies - 2.94%
SLM Corporation	660,400	34,327,592

Food and Related - 0.45%
Archer Daniels Midland Company	140,000	5,303,200

Health Care -- Drugs - 12.34%
Abbott Laboratories	255,000	12,382,800
Alcon, Inc.	122,100	13,980,450
Allergan, Inc.	185,500	20,889,155
Amgen Inc.*	125,000	8,938,750
Genentech, Inc.*	505,000	41,763,500
Gilead Sciences, Inc.*	497,400	34,173,867
Schering-Plough Corporation	550,000	12,149,500
		144,278,022
Health Care -- General - 4.62%
Baxter International Inc.	380,000	17,274,800
DENTSPLY International Inc.	365,000	10,999,275
Johnson & Johnson	223,300	14,501,102
Roche Holding Ltd, ADR	130,000	11,274,250
		54,049,427
Hospital Supply and Management - 1.44%
Medtronic, Inc.	361,900	16,806,636

Hotels and Gaming - 1.67%
International Game Technology	360,000	14,940,000
Shuffle Master, Inc.	170,000	4,589,150
		19,529,150
Household -- General Products - 7.22%
Colgate-Palmolive Company	715,000	44,401,500
Procter & Gamble Company (The)	645,000	39,977,100
		84,378,600
Insurance -- Life - 1.00%
Aflac Incorporated	255,000	11,668,800

Multiple Industry - 4.47%
General Electric Company	891,400	31,466,420
Las Vegas Sands, Inc.*	303,900	20,771,565
		52,237,985
Petroleum -- Services - 7.98%
Baker Hughes Incorporated	108,900	7,426,980
Schlumberger Limited	725,000	44,971,750
Smith International, Inc.	1,052,800	40,848,640
		93,247,370
Restaurants - 0.45%
Panera Bread Company, Class A*	90,000	5,246,100

Retail -- Food Stores - 2.19%
Walgreen Co.	576,900	25,608,591

Security and Commodity Brokers - 6.52%
Chicago Mercantile Exchange Holdings Inc.	78,200	37,399,150
Franklin Resources, Inc.	70,500	7,455,375
Goldman Sachs Group, Inc. (The)	117,600	19,894,392
Legg Mason, Inc.	113,700	11,467,782
		76,216,699
Timesharing and Software - 8.17%
Automatic Data Processing, Inc.	375,000	17,752,500
Google Inc., Class A*	114,160	45,876,908
Paychex, Inc.	865,000	31,849,300
		95,478,708
Trucking and Shipping - 1.81%
Expeditors International of Washington, Inc.	476,000	21,222,460

Utilities -- Telephone - 2.03%
UBS AG	400,000	23,724,000

TOTAL COMMON STOCKS - 97.75%		$1,142,873,093

(Cost: $934,229,065)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Capital Equipment - 0.43%
Deere (John) Credit Limited (Deere (John) Capital Corporation)	$5,000	4,975,571

Insurance -- Life - 0.43%
American General Finance Corporation	5,000	4,992,708

Food and Related - 0.28%
McCormick & Co. Inc.	3,329	3,328,504

Leisure Time Industry - 0.26%
Walt Disney Company (The)	3,000	2,993,300

Mining - 0.85%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited)	10,000	9,973,650

TOTAL SHORT-TERM SECURITIES - 2.25%		$26,263,733

(Cost: $26,263,733)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,169,136,826

(Cost: $960,492,798)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target High Income Portfolio
September 30, 2006
COMMON STOCKS, RIGHT AND WARRANT	Shares	Value

Broadcasting - 0.07%
Citadel Broadcasting Corporation	15,000	$141,000

Capital Equipment - 0.34%
Dresser-Rand Group Inc.*	21,000	428,400
Goodman Global, Inc.*	16,000	213,600
		642,000
Finance Companies - 0.00%
ONO Finance Plc, Rights (A)*	250	5,000

Health Care -- Drugs - 0.16%
Elan Corporation, plc, ADR*	20,000	307,600

Hospital Supply and Management - 0.23%
Triad Hospitals, Inc.*	10,000	440,300

Hotels and Gaming - 0.18%
Pinnacle Entertainment, Inc.*	12,500	351,500

Petroleum -- Services - 0.61%
BJ Services Company	5,000	150,650
Baker Hughes Incorporated	5,000	341,000
Diamond Offshore Drilling, Inc.	5,000	361,850
Schlumberger Limited	5,000	310,150
		1,163,650
Timesharing and Software - 0.43%
Alliance Data Systems Corporation*	15,000	827,850

Utilities -- Gas and Pipeline - 0.31%
Williams Companies, Inc. (The)	25,000	596,750

Utilities -- Telephone - 0.00%
GT Group Telecom, Inc., Warrants (A)(B)*	300	-	**

TOTAL COMMON STOCKS, RIGHT AND WARRANT - 2.33%		$4,475,650

(Cost: $3,968,178)

PREFERRED STOCKS

Apparel - 0.00%
Anvil Holdings, Inc., 13.0% (B)*	65,627	66

Broadcasting - 0.00%
Adelphia Communications Corporation, 13.0%*	12,500	6,250

TOTAL PREFERRED STOCKS - 0.00%		$6,316

(Cost: $1,942,028)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 0.99%
Esterline Technologies Corporation,
7.75%, 6-15-13	$750	757,500
L-3 Communications Corporation:
6.125%, 1-15-14	200	194,000
5.875%, 1-15-15	1,000	950,000
		1,901,500
Aluminum - 0.16%
Century Aluminum Company,
7.5%, 8-15-14	300	300,000

Apparel - 0.52%
Oxford Industries, Inc.,
8.875%, 6-1-11	500	510,000
Perry Ellis International, Inc.,
8.875%, 9-15-13	500	492,500
		1,002,500
Beverages - 0.93%
Constellation Brands, Inc.,
7.25%, 9-1-16	750	758,437
Cott Beverages Inc.,
8.0%, 12-15-11	1,000	1,020,000
		1,778,437
Broadcasting - 5.51%
CSC Holdings, Inc.,
7.25%, 4-15-12 (A)	425	423,406
Cablevision Systems Corporation,
9.62%, 4-1-09	1,835	1,951,981
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.,
8.0%, 4-30-12 (A)	1,000	1,007,500
EchoStar DBS Corporation,
8.75813%, 10-1-08	1,500	1,515,000
Gray Communications Systems, Inc.,
9.25%, 12-15-11	500	523,125
Insight Communications Company, Inc.,
12.25%, 2-15-11	1,500	1,590,000
PanAmSat Corporation:
6.375%, 1-15-08	500	498,750
9.0%, 6-15-16 (A)	1,000	1,030,000
Radio One, Inc.,
8.875%, 7-1-11	2,000	2,042,500
		10,582,262
Business Equipment and Services - 9.75%
Allied Waste North America, Inc.:
8.5%, 12-1-08	1,000	1,047,500
7.125%, 5-15-16	2,000	1,972,500
Carriage Services, Inc.,
7.875%, 1-15-15	150	145,875
Corrections Corporation of America,
7.5%, 5-1-11	1,000	1,022,500
Education Management LLC and Education Management Finance Corp.:
8.75%, 6-1-14 (A)	1,000	1,010,000
10.25%, 6-1-16 (A)	700	715,750
Hughes Network Systems, LLC, and HNS Finance Corp.,
9.5%, 4-15-14 (A)	240	247,200
Iron Mountain Incorporated,
8.625%, 4-1-13	1,500	1,533,750
Lamar Advertising Company,
6.625%, 8-15-15	2,000	1,917,500
Lamar Media Corp.,
6.625%, 8-15-15 (A)	500	479,375
R.H. Donnelley Finance Corporation III,
8.875%, 1-15-16	750	751,875
Service Corporation International,
7.625%, 10-1-18 (A)	1,000	1,006,250
SunGard Data Systems Inc.:
3.75%, 1-15-09	2,000	1,870,000
10.25%, 8-15-15	3,000	3,090,000
Syniverse Technologies, Inc.,
7.75%, 8-15-13	2,000	1,925,000
		18,735,075
Capital Equipment - 3.18%
Case New Holland Inc.:
9.25%, 8-1-11	2,000	2,120,000
7.125%, 3-1-14	320	321,200
Dresser-Rand Group Inc.,
7.375%, 11-1-14	350	343,875
Mueller Group, Inc.,
10.0%, 5-1-12	650	706,062
Simmons Bedding Company,
7.875%, 1-15-14	1,225	1,188,250
Simmons Company,
0.0%, 12-15-14 (C)	2,000	1,425,000
		6,104,387
Chemicals -- Petroleum and Inorganic - 0.68%
Nalco Company,
7.75%, 11-15-11	750	765,000
PolyOne Corporation,
10.625%, 5-15-10	500	537,500
		1,302,500
Chemicals -- Specialty - 2.70%
Compass Minerals International, Inc.:
0.0%, 12-15-12 (C)	1,920	1,852,800
0.0%, 6-1-13 (C)	2,750	2,557,500
Ethyl Corporation,
8.875%, 5-1-10	250	260,000
VeraSun Energy Corporation,
9.875%, 12-15-12	500	522,500
		5,192,800

Coal - 0.73%
James River Coal Company,
9.375%, 6-1-12	1,550	1,395,000

Computers -- Main and Mini - 0.87%
Xerox Corporation:
6.4%, 3-15-16	1,000	995,000
6.75%, 2-1-17	675	685,125
		1,680,125
Computers -- Peripherals - 1.05%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (C)	2,325	2,022,750

Construction Materials - 6.88%
AMH Holdings, Inc.,
0.0%, 3-1-14 (C)	1,000	550,000
Ames True Temper, Inc.,
9.50688%, 1-15-12	1,650	1,658,250
Associated Materials Incorporated,
9.75%, 4-15-12	525	523,687
Brand Services, Inc.,
12.0%, 10-15-12	650	729,807
Builders FirstSource, Inc.,
9.655%, 2-15-12	2,900	2,842,000
Interface, Inc.:
10.375%, 2-1-10	445	485,050
9.5%, 2-1-14	2,000	2,060,000
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	1,860	1,971,600
Ply Gem Industries, Inc.,
9.0%, 2-15-12	3,000	2,392,500
		13,212,894
Containers - 4.33%
Alltrista Corporation,
9.75%, 5-1-12	250	263,750
BPC Holding Corporation:
8.875%, 9-15-14 (A)	300	301,500
9.265%, 9-15-14 (A)	1,500	1,507,500
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.5%, 10-15-12	150	148,500
9.875%, 10-15-14	300	294,750
MDP Acquisitions plc,
9.625%, 10-1-12	900	949,500
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	750	791,250
Owens-Illinois, Inc.,
7.35%, 5-15-08	2,500	2,518,750
Stone Container Corporation,
9.75%, 2-1-11	1,500	1,545,000
		8,320,500
Defense - 0.94%
Armor Holdings, Inc.,
8.25%, 8-15-13	1,750	1,811,250

Electronic Components - 0.77%
Amkor Technology, Inc.,
9.25%, 6-1-16	200	187,500
Seagate Technology HDD Holdings,
6.8%, 10-1-16	800	796,000
Viasystems, Inc.,
10.5%, 1-15-11	500	491,250
		1,474,750
Finance Companies - 6.98%
CCO Holdings, LLC and CCO Holdings Capital Corp.,
9.515%, 12-15-10	1,500	1,533,750
Case Credit Corporation,
6.75%, 10-21-07	1,000	1,002,500
Dollar Financial Group, Inc.,
9.75%, 11-15-11	263	286,918
Ferrellgas, L.P. and Ferrellgas Finance Corp.,
6.75%, 5-1-14	500	488,750
Goodman Global Holdings, Inc.:
8.32938%, 6-15-12	965	978,269
7.875%, 12-15-12	1,605	1,528,763
MSW Energy Holdings LLC and MSW Energy Finance Co., Inc.,
8.5%, 9-1-10	300	309,000
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (C)	1,600	1,296,000
PIH Acquisition Co.,
10.75%, 10-1-13 (A)	475	479,750
Toll Corp.,
8.25%, 12-1-11	890	910,025
Verso Paper Holdings LLC and Verso Paper Inc.:
9.125%, 8-1-14 (A)	650	654,063
9.235%, 8-1-14 (A)	325	328,250
11.375%, 8-1-16 (A)	325	322,563
Visant Holding Corp.,
8.75%, 12-1-13 (A)	2,250	2,264,063
Xerox Capital Trust I,
8.0%, 2-1-27	1,000	1,020,000
		13,402,664
Food and Related - 2.95%
Gold Kist Inc.,
10.25%, 3-15-14	650	747,500
Pierre Merger Corp.,
9.875%, 7-15-12	1,970	1,999,550
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13	2,500	2,503,125
Reddy Ice Holdings, Inc.,
0.0%, 11-1-12 (C)	475	410,875
		5,661,050
Forest and Paper Products - 2.87%
Buckeye Cellulose Corporation,
9.25%, 9-15-08	1,500	1,500,000
Buckeye Technologies Inc.:
8.0%, 10-15-10	2,300	2,208,000
8.5%, 10-1-13	1,250	1,253,125
Tembec Industries Inc.,
8.625%, 6-30-09	1,000	555,000
		5,516,125
Health Care -- General - 1.01%
Encore Medical IHC, Inc.,
9.75%, 10-1-12	1,763	1,939,300

Homebuilders, Mobile Homes - 1.30%
Standard Pacific Corp.,
6.5%, 8-15-10	450	423,000
Stanley-Martin Communities, LLC and Stanley-Martin Financing Corp.,
9.75%, 8-15-15	1,000	792,500
Technical Olympic USA, Inc.:
9.0%, 7-1-10	500	475,625
7.5%, 3-15-11	1,000	805,000
		2,496,125
Hospital Supply and Management - 4.97%
HCA Inc.,
6.375%, 1-15-15	670	541,025
Psychiatric Solutions, Inc.:
10.625%, 6-15-13	1,467	1,595,363
7.75%, 7-15-15	1,500	1,462,500
Rural/Metro Corporation,
0.0%, 3-15-16 (C)	1,640	1,197,200
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15	1,100	1,137,125
Tenet Healthcare Corporation,
9.875%, 7-1-14	1,280	1,275,200
Triad Hospitals, Inc.,
7.0%, 11-15-13	500	485,625
US Oncology Holdings, Inc.,
10.675%, 3-15-15	1,400	1,428,000
US Oncology, Inc.:
9.0%, 8-15-12	250	258,750
10.75%, 8-15-14	150	164,250
		9,545,038
Hotels and Gaming - 2.48%
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	1,750	1,833,125
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	1,485	1,503,563
Pokagon Gaming Authority,
10.375%, 6-15-14 (A)	100	106,625
Station Casinos, Inc.:
6.0%, 4-1-12	500	482,500
6.875%, 3-1-16	500	468,750
7.75%, 8-15-16	350	363,125
		4,757,688
Household -- General Products - 0.55%
JohnsonDiversey, Inc.,
9.625%, 5-15-12	1,060	1,065,300

Motion Pictures - 2.60%
AMC Entertainment Inc.:
9.655%, 8-15-10	850	877,625
9.5%, 2-1-11	1,000	998,750
9.875%, 2-1-12	500	513,750
Cinemark, Inc.,
0.0%, 3-15-14 (C)	2,050	1,634,875
Cinemark USA, Inc.,
9.0%, 2-1-13	926	960,725
		4,985,725
Motor Vehicles - 3.39%
ADESA, Inc.,
7.625%, 6-15-12	300	295,500
AutoNation, Inc.,
7.50688%, 4-15-13 (A)	175	177,187
General Motors Corporation,
8.375%, 7-15-33	2,500	2,162,500
Group 1 Automotive, Inc.,
8.25%, 8-15-13	1,000	1,022,500
Sonic Automotive, Inc.,
8.625%, 8-15-13	1,250	1,259,375
United Auto Group, Inc.,
9.625%, 3-15-12	1,500	1,590,000
		6,507,062
Multiple Industry - 2.20%
Chase Merger Sub, Inc.:
9.5%, 8-1-14 (A)	700	710,500
11.75%, 8-1-16 (A)	500	515,000
K&F Acquisition, Inc.,
7.75%, 11-15-14	1,400	1,403,500
Warner Chilcott Corporation,
8.75%, 2-1-15	1,550	1,604,250
		4,233,250
Petroleum -- Domestic - 4.33%
Chaparral Energy, Inc.,
8.5%, 12-1-15	400	397,000
Chesapeake Energy Corporation:
7.625%, 7-15-13	500	510,625
6.375%, 6-15-15	500	477,500
6.5%, 8-15-17	500	468,750
6.25%, 1-15-18	1,000	927,500
Delta Petroleum Corporation,
7.0%, 4-1-15	150	138,000
Denbury Resources Inc.:
7.5%, 4-1-13	250	250,000
7.5%, 12-15-15	500	500,000
EXCO Resources, Inc.,
7.25%, 1-15-11	900	879,750
Ferrellgas Partners, L.P. and Ferrellgas Partners Finance Corp.,
8.75%, 6-15-12	1,000	1,040,000
Frontier Oil Corporation,
6.625%, 10-1-11	470	470,000
Petrohawk Energy Corporation,
9.125%, 7-15-13 (A)	2,250	2,261,250
		8,320,375
Petroleum -- Services - 0.96%
Grant Prideco, Inc.,
6.125%, 8-15-15	150	143,250
Hanover Compressor Company:
8.625%, 12-15-10	500	520,000
7.5%, 4-15-13	350	350,000
9.0%, 6-1-14	150	159,000
Parker Drilling Company,
9.625%, 10-1-13	250	272,500
SemGroup, L.P. and SemGroup Finance Corp.,
8.75%, 11-15-15 (A)	400	403,500
		1,848,250
Publishing - 2.42%
CBD Media Holdings LLC and CBD Holdings Finance, Inc.,
9.25%, 7-15-12	600	591,000
CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11	1,000	985,000
Dex Media, Inc.,
0.0%, 11-15-13 (C)	1,500	1,263,750
Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8-15-10	1,750	1,806,875
		4,646,625
Railroad - 1.12%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	950	950,000
TFM, S.A. de C.V.,
9.375%, 5-1-12	1,125	1,192,500
		2,142,500
Restaurants - 2.65%
Friendly Ice Cream Corporation,
8.375%, 6-15-12	750	680,625
Landry's Restaurants, Inc.,
7.5%, 12-15-14	1,000	957,500
NPC International, Inc.,
9.5%, 5-1-14 (A)	3,500	3,447,500
		5,085,625
Retail -- Food Stores - 2.51%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	945	959,175
Rite Aid Corporation:
7.125%, 1-15-07	1,500	1,501,875
8.125%, 5-1-10	1,000	1,002,500
Stater Bros. Holdings Inc.:
8.89%, 6-15-10	500	505,000
8.125%, 6-15-12	855	859,275
		4,827,825
Retail -- General Merchandise - 0.41%
Interline Brands, Inc.,
8.125%, 6-15-14	350	354,375
NBC Acquisition Corp.,
0.0%, 3-15-13 (C)	600	438,000
		792,375
Retail -- Specialty Stores - 1.35%
General Nutrition Centers, Inc.,
8.5%, 12-1-10	1,700	1,649,000
Nebraska Book Company, Inc.,
8.625%, 3-15-12	1,000	937,500
		2,586,500
Security and Commodity Brokers - 1.49%
Elan Finance public limited company and Elan Finance Corp.,
7.75%, 11-15-11	1,250	1,217,188
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	1,564	1,642,200
		2,859,388
Steel - 0.43%
PNA Group, Inc.,
10.75%, 9-1-16 (A)	795	816,862

Timesharing and Software - 0.34%
iPayment, Inc.,
9.75%, 5-15-14 (A)	650	663,000

Trucking and Shipping - 0.40%
Quality Distribution, LLC and QD Capital Corporation,
9.0%, 11-15-10	800	766,000

Utilities -- Electric - 1.81%
Aquila, Inc.,
14.875%, 7-1-12	1,000	1,312,500
NRG Energy, Inc.:
7.25%, 2-1-14	750	744,375
7.375%, 2-1-16	750	745,312
Tenaska Alabama Partners, L.P.,
7.0%, 6-30-21 (A)	684	670,324
		3,472,511
Utilities -- Gas and Pipeline - 2.20%
ANR Pipeline Company,
8.875%, 3-15-10	500	524,332
Atlas Pipeline Parnters, L.P. and Atlas Pipeline Finance Corp.,
8.125%, 12-15-15	350	356,125
Copano Energy, L.L.C.,
8.125%, 3-1-16	650	658,125
Southern Natural Gas Company,
8.875%, 3-15-10	1,000	1,048,665
Williams Companies, Inc. (The),
8.75%, 3-15-32	1,500	1,642,500
		4,229,747
Utilities -- Telephone - 2.09%
American Tower Corporation,
7.125%, 10-15-12	1,600	1,640,000
LCI International, Inc.,
7.25%, 6-15-07	1,050	1,052,625
Nextel Communications, Inc.,
7.375%, 8-1-15	750	773,804
Triton PCS, Inc.,
8.5%, 6-1-13	600	556,500
		4,022,929

TOTAL CORPORATE DEBT SECURITIES - 95.80%		$184,006,569

(Cost: $183,481,792)

SHORT-TERM SECURITY - 1.87%

Household -- General Products
Fortune Brands Inc.,
5.46%, 10-2-06	3,582	$3,581,457
(Cost: $3,581,457)

TOTAL INVESTMENT SECURITIES - 100.00%		$192,069,992

(Cost: $192,973,455)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

**Not shown due to rounding.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of these securities amounted to $21,553,918 or 11.22% of total investments.

(B)Securities valued in good faith by management's valuation committee subject to the supervision of the Board of Directors.

(C)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

The Investments of W&R Target International Growth Portfolio
September 30, 2006
COMMON STOCKS	Shares	Value

Australia - 0.94%
QBE Insurance Group Limited (A)	115,000	$2,099,885

Belgium - 1.20%
InBev NV (A)	21,000	1,156,237
KBC Group NV (A)	14,500	1,527,022
		2,683,259
Canada - 1.63%
EnCana Corporation (A)	43,300	2,014,791
Shoppers Drug Mart Corporation (A)(B)	39,700	1,621,742
		3,636,533
China - 0.45%
China Mobile (Hong Kong) Limited (A)	142,000	1,003,395

Finland - 0.77%
Nokia OYJ (A)	86,000	1,707,764

France - 10.95%
ALSTOM (A)*	23,000	2,080,940
Cap Gemini SA (A)	26,000	1,379,110
Pernod Ricard (A)	11,200	2,330,582
Pinault-Printemps-Redoute SA (A)	9,400	1,393,414
STMicroelectronics N.V. (A)	86,300	1,495,950
Sanofi-Aventis (A)	13,000	1,157,226
TOTAL S.A. (A)	52,000	3,412,333
VINCI (A)	63,000	7,014,113
Vivendi Universal (A)	115,000	4,145,839
		24,409,507
Germany - 12.48%
Allianz Aktiengesellschaft, Registered Shares (A)	13,800	2,388,283
Commerzbank Aktiengesellschaft (A)	28,000	948,707
Continental Aktiengesellschaft (A)	17,300	2,009,679
E.ON AG (A)	20,000	2,376,587
Fresenius AG (A)	4,700	838,849
Hypo Real Estate Holding AG (A)	27,500	1,714,980
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	7,300	1,154,785
RWE Aktiengesellschaft (A)	28,700	2,651,241
SAP Aktiengesellschaft (A)	21,600	4,286,529
Salzgitter AG (A)	20,000	1,881,792
Siemens AG (A)	59,600	5,200,386
Wacker Chemie AG (A)*	20,000	2,358,580
		27,810,398
Greece - 2.81%
Bank of Cyprus Limited (A)	225,000	2,288,203
OPAP S.A. (A)(B)*	70,000	2,352,240
Piraeus Bank S.A. (A)	62,500	1,619,939
		6,260,382

Ireland - 5.20%
Anglo Irish Bank Corporation plc (Great Britain) (A)	276,546	4,544,751
Anglo Irish Bank Corporation plc (Ireland) (A)	220,000	3,612,686
CRH public limited company (A)	64,600	2,186,346
Irish Life & Permanent plc (A)	50,000	1,252,837
		11,596,620
Italy - 5.31%
Banca Intesa S.p.A. (A)	440,000	2,895,728
Banca Italease S.p.A. (A)	28,700	1,415,693
Banco Popolare di Verona e Novara S.c. a r.l. (A)	39,000	1,077,605
Saipem S.p.A. (A)	76,200	1,656,165
UniCredito Italiano S.p.A. (A)	577,000	4,788,761
		11,833,952
Japan - 20.03%
Astellas Pharma Inc. (A)	56,500	2,271,958
Canon Inc. (A)	70,500	3,676,444
Central Japan Railway Company (A)	188	2,005,333
Chubu Electric Power Company, Incorporated (A)	43,000	1,117,545
CREDIT SAISON CO., LTD. (A)	54,000	2,276,571
DENSO CORPORATION (A)	34,700	1,219,090
Hoya Corporation (A)	55,300	2,083,259
Japan Tobacco Inc. (A)	400	1,554,286
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	87	1,119,492
Mitsubishi Estate Co., Ltd. (A)	143,000	3,123,302
Mizuho Financial Group, Inc. (A)	520	4,032,339
ORIX Corporation (A)	12,000	3,316,825
SMC Corporation (A)	19,700	2,606,654
SUMCO Corporation (A)	29,000	2,148,148
Sega Sammy Holdings Inc. (A)	72,000	2,316,190
Shin-Etsu Chemical Co., Ltd. (A)*	29,000	1,851,090
Sumitomo Mitsui Financial Group, Inc. (A)	115	1,207,196
Tokyo Electric Power Company, Incorporated (The) (A)	41,000	1,180,106
Toyota Motor Corporation (A)	77,900	4,233,803
YAMADA-DENKI Co., Ltd. (A)	12,900	1,293,003
		44,632,634
Luxembourg - 0.83%
Tenaris S.A., ADR	52,000	1,839,760

Netherlands - 0.52%
Euronext N.V. (A)	12,000	1,166,356

Norway - 1.46%
Orkla ASA (A)	28,700	1,365,389
Statoil ASA (A)	80,000	1,890,724
		3,256,113
Russia - 1.41%
OAO LUKOIL, ADR	41,700	3,148,350

South Korea - 0.95%
Samsung Electronics Co., Ltd. (A)	3,000	2,105,152

Spain - 1.70%
Enagas, S.A. (A)	110,000	2,665,576
Telefonica, S.A. (A)	65,000	1,126,729
		3,792,305
Sweden - 1.00%
Telefonaktiebolaget LM Ericsson, B Shares (A)	640,000	2,218,295

Switzerland - 12.50%
Compagnie Financiere Richemont SA (A)	26,500	1,275,781
Credit Suisse Group, Registered Shares (A)	57,900	3,350,046
Holcim Ltd, Registered Shares (A)	28,900	2,362,014
Nestle S.A., Registered Shares (A)	14,900	5,195,250
Novartis AG, Registered Shares (A)	115,400	6,736,935
Roche Holdings AG, Genussschein (A)	17,100	2,956,552
UBS AG (A)	57,000	3,409,653
Zurich Financial Services, Registered Shares (A)	10,500	2,579,971
		27,866,202
Taiwan - 0.51%
Himax Technologies, Inc., ADR*	200,000	1,143,000

United Kingdom - 12.74%
BAE SYSTEMS plc (A)	290,000	2,146,127
Barclays PLC (A)	143,000	1,804,602
BHP Billiton Plc (A)	127,000	2,192,402
British American Tobacco p.l.c. (A)	173,000	4,677,339
Cadbury Schweppes plc (A)	109,000	1,160,226
Diageo plc (A)	57,000	1,006,937
GlaxoSmithKline plc (A)	171,500	4,566,141
IG Group Holdings plc (A)(B)	258,000	1,251,137
Reckitt Benckiser plc (A)	85,500	3,544,290
Royal Bank of Scotland Group plc (The) (A)	107,659	3,706,958
Vodafone Group Plc (A)	1,025,000	2,346,164
		28,402,323
United States - 1.21%
Research In Motion Limited*	14,500	1,488,788
Schlumberger Limited	19,600	1,215,788
		2,704,576

TOTAL COMMON STOCKS - 96.60%		$215,316,761

(Cost: $169,656,606)

OTHER GOVERNMENT SECURITY - 1.41%	Principal Amount in Thousands

Germany
German Treasury Bill,
0%, 1-17-07 (C)	EUR2,500	$3,140,948
(Cost: $3,164,092)

SHORT-TERM SECURITIES

Commercial Paper - 0.65%
Security and Commodity Brokers
UBS Finance Delaware LLC (UBS AG),
5.34%, 10-2-06	$1,446	1,445,786

Commercial Paper (backed by irrevocable bank letter of credit) - 1.34%
Multiple Industry
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.27%, 10-18-06	3,000	2,992,534

TOTAL SHORT-TERM SECURITIES - 1.99%		$4,438,320

(Cost: $4,438,320)

TOTAL INVESTMENT SECURITIES - 100.00%		$222,896,029

(Cost: $177,259,018)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of these securities amounted to $5,225,119 or 2.34% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

The Investments of W&R Target International Value Portfolio
September 30, 2006
COMMON STOCKS	Shares	Value

Australia - 1.77%
National Australia Bank Limited (A)	249,043	$6,811,959
Qantas Airways Limited (A)	359,561	1,047,806
Qantas Airways Limited (A)(B)	545,600	1,589,947
		9,449,712
Belgium - 1.85%
Agfa-Gevaert N.V. (A)	227,060	5,384,185
Agfa-Gevaert N.V. (A)(B)	5,100	120,934
Belgacom SA (A)	111,330	4,339,641
		9,844,760
Bermuda - 1.74%
ACE Limited	83,770	4,584,732
XL Capital Ltd, Class A	68,390	4,698,393
		9,283,125
Canada - 2.30%
Barrick Gold Corporation (A)	206,300	6,336,192
Domtar Inc. (A)	510,680	2,997,147
Quebecor World Inc. (A)	281,000	2,928,786
		12,262,125
China - 0.83%
China Telecom Corporation Limited (A)	8,936,000	3,234,585
China Telecom Corporation Limited (A)(B)	3,240,000	1,172,790
		4,407,375
Denmark - 2.05%
Vestas Wind Systems A/S (A)*	410,221	10,953,450

Finland - 2.45%
Stora Enso Oyj, Class R (A)	340,690	5,166,879
Stora Enso Oyj, Class R (A)	71,073	1,078,972
UPM-Kymmene Corporation (A)	286,300	6,803,441
		13,049,292
France - 7.68%
AXA S.A. (A)	227,853	8,402,081
France Telecom (A)	489,159	11,227,068
Sanofi-Aventis (A)	100,350	8,932,895
THOMSON (A)	425,460	6,684,482
TOTAL S.A. (A)	86,868	5,700,434
		40,946,960
Germany - 5.10%
Bayerische Motoren Werke Aktiengesellschaft (A)	72,100	3,864,606
Deutsche Post AG (A)	241,000	6,319,829
E.ON AG (A)	33,900	4,028,314
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	48,940	7,741,805
Siemens AG (A)	59,900	5,226,562
		27,181,116
Hong Kong - 1.58%
Hutchison Whampoa Limited, Ordinary Shares (A)	955,100	8,434,582

Israel - 1.58%
Check Point Software Technologies Ltd.*	442,720	8,436,030

Italy - 1.43%
Eni S.p.A. (A)	257,739	7,637,946

Japan - 4.39%
KDDI CORPORATION (A)	1,067	6,648,144
Konica Minolta Holdings, Inc. (A)	363,000	4,861,511
Sony Corporation (A)*	167,700	6,786,083
Takeda Pharmaceutical Company Limited (A)	82,200	5,128,584
		23,424,322
Netherlands - 6.65%
Akzo Nobel N.V. (A)	102,540	6,316,675
ING Groep N.V., Certicaaten Van Aandelen (A)	251,394	11,058,518
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	200,550	7,036,708
Reed Elsevier NV (A)	663,360	11,061,468
		35,473,369
Norway - 3.18%
Norske Skogindustrier ASA (A)	448,441	6,740,428
Telenor ASA (A)	784,680	10,231,402
		16,971,830
Portugal - 0.48%
Portugal Telecom, SGPS, S.A., Ordinary Shares (A)	207,040	2,585,998

Singapore - 2.53%
DBS Group Holdings Ltd (A)	300,000	3,626,633
Flextronics International Ltd.*	325,350	4,107,544
Venture Corporation Limited (A)	724,000	5,743,680
		13,477,857
South Korea - 5.86%
KT Corporation, ADR	329,160	7,067,065
Kookmin Bank, ADR*	73,760	5,755,493
POSCO, ADR	46,710	3,032,880
SK Telecom Co., Ltd., ADR	184,530	4,360,444
Samsung Electronics Co., Ltd., GDR (B)	31,490	11,052,990
		31,268,872
Spain - 4.29%
Gamesa Corporacion Tecnologica, S.A. (A)	298,034	6,530,513
Iberdrola, S.A. (A)	84,078	3,763,525
Repsol YPF, S.A. (A)	256,583	7,636,225
Telefonica, S.A., ADR	95,274	4,936,146
		22,866,409
Sweden - 0.61%
Securitas AB, Class B (A)	172,280	2,162,860
Securitas Direct AB, Class B (A)*	172,280	432,572
Securitas Systems AB, Class B (A)*	172,280	646,507
		3,241,939
Switzerland - 3.57%
Nestle S.A., Registered Shares (A)	21,620	7,538,342
Swiss Reinsurance Company, Registered Shares (A)	80,750	6,179,995
UBS AG (A)	88,800	5,311,880
		19,030,217
Taiwan - 4.49%
Chunghwa Telecom Co., Ltd., ADR	285,048	4,934,181
Compal Electronics Inc., GDR	452,309	2,002,055
Compal Electronics Inc., GDR (B)	528,412	2,338,910
Lite-On Technology Corporation, GDR	536,695	6,624,057
Mega Financial Holding Company (A)	11,400,000	8,077,045
		23,976,248
United Kingdom - 28.69%
AMVESCAP PLC (A)	340,700	3,699,863
Alliance Boots plc (A)	360,615	5,232,770
Aviva plc (A)	249,150	3,652,651
BAE SYSTEMS plc (A)	649,760	4,808,509
BBA Group plc (A)	542,660	2,705,222
BP p.l.c. (A)	677,720	7,385,142
British Sky Broadcasting Group plc (A)	919,890	9,404,032
Cadbury Schweppes plc (A)	349,060	3,715,490
Centrica plc (A)	1,015,750	6,185,712
Compass Group PLC (A)	3,093,770	15,538,651
GlaxoSmithKline plc (A)	308,840	8,222,780
Group 4 Securicor plc (A)	1,580,600	5,001,430
HSBC Holdings plc (A)	417,940	7,625,728
Old Mutual plc (A)	1,871,100	5,868,098
Pearson plc (A)	425,050	6,052,361
Rentokil Initial plc (A)	2,082,700	5,712,812
Rolls-Royce Group plc (A)	695,160	5,896,150
Royal Bank of Scotland Group plc (The) (A)	356,360	12,270,330
Royal Dutch Shell plc, Class B (A)	204,753	6,950,461
tesco plc (A)	657,030	4,428,669
Unilever PLC (A)	241,385	5,952,244
Vodafone Group Plc (A)	4,877,865	11,165,141
Wm MORRISON SUPERMARKETS PLC (A)	1,212,110	5,520,526
		152,994,772

TOTAL COMMON STOCKS - 95.10%		$507,198,306

(Cost: $383,159,787)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aircraft - 0.94%
United Technologies Corporation,
5.32%, 10-6-06	$5,000	4,996,306

Food and Related - 1.16%
McCormick & Co., Inc.,
5.37%, 10-2-06	6,187	6,186,077

Retail -- General Merchandise - 0.93%
Target Corporation,
5.21%, 10-10-06	5,000	4,993,487

Total Commercial Paper - 3.03%		16,175,870

Commercial Paper (backed by irrevocable bank letter of credit)
Food and Related - 0.37%
COFCO Capital Corp. (Rabobank Nederland),
5.27%, 10-18-06	2,000	1,995,023

Multiple Industry - 0.94%
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.27%, 10-20-06	5,000	4,986,093

Total Commercial Paper (backed by irrevocable bank letter of credit) - 1.31%		6,981,116

Other Government Security - 0.56%
Supranational
Central American Bank for Economic Integration (Barclays Bank PLC),
5.25%, 10-24-06	3,000	2,989,938

TOTAL SHORT-TERM SECURITIES - 4.90%		$26,146,924

(Cost: $26,146,924)

TOTAL INVESTMENT SECURITIES - 100.00%		$533,345,230

(Cost: $409,306,711)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No income dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of these securities amounted to $16,275,571 or 3.05% of total investments.

The Investments of W&R Target Limited-Term Bond Portfolio
September 30, 2006
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 2.90%
Raytheon Company,
6.75%, 8-15-07	$2,030	$2,051,977

Broadcasting - 2.06%
Cox Communications, Inc.,
4.625%, 1-15-10	1,500	1,459,062

Business Equipment - 4.94%
International Lease Finance Corporation,
5.0%, 4-15-10	1,500	1,479,242
USA Waste Services, Inc.,
7.125%, 10-1-07	2,000	2,026,028
		3,505,270
Capital Equipment - 2.49%
John Deere Capital Corporation,
5.125%, 10-19-06	1,766	1,765,772

Chemicals -- Petroleum and Inorganic - 2.07%
Monsanto Company,
4.0%, 5-15-08	1,500	1,469,471

Communications Equipment - 1.41%
Cisco Systems, Inc.,
5.47938%, 2-20-09	1,000	1,001,751

Forest and Paper Products - 2.07%
International Paper Company,
4.25%, 1-15-09	1,500	1,465,715

Mining - 1.40%
BHP Billiton Finance (USA) Limited,
5.0%, 12-15-10	1,000	992,428

Petroleum -- International - 6.18%
Anadarko Petroleum Corporation,
5.375%, 3-1-07	2,385	2,381,449
Conoco Funding Company,
5.45%, 10-15-06	2,000	2,000,008
		4,381,457
Railroad - 5.51%
CSX Corporation,
6.25%, 10-15-08	1,000	1,018,721
Norfolk Southern Corporation,
7.35%, 5-15-07	1,850	1,870,276
Union Pacific Corporation,
6.625%, 2-1-08	1,000	1,016,406
		3,905,403

Timesharing and Software - 2.80%
Equifax Inc.,
4.95%, 11-1-07	2,000	1,984,232

Utilities -- Electric - 4.62%
Kansas City Power & Light Company,
6.0%, 3-15-07	1,276	1,279,422
Virginia Electric and Power Company,
5.375%, 2-1-07	2,000	1,998,426
		3,277,848
Utilities -- Telephone - 0.71%
SBC Communications Inc.,
5.61188%, 11-14-08	500	501,367

TOTAL CORPORATE DEBT SECURITIES - 39.16%		$27,761,753

(Cost: $32,434,045)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 6.34%
Federal Home Loan Bank,
5.0%, 2-29-08	2,000	1,999,078
Federal Home Loan Mortgage Corporation,
5.0%, 10-18-10	2,500	2,499,583
		4,498,661

Mortgage-Backed Obligations - 32.90%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 5-15-16	1,528	1,481,305
3.5%, 12-15-16	854	814,974
5.5%, 7-15-17 (Interest Only)	943	16,196
5.5%, 10-15-23 (Interest Only)	3,691	204,914
5.0%, 6-15-24 (Interest Only)	2,000	179,762
5.5%, 5-15-34	918	920,965
Federal Home Loan Mortgage Corporation,
3.625%, 9-15-08	2,000	1,950,068
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
7.0%, 8-1-07	1	575
4.5%, 5-1-10	886	872,037
4.0%, 6-1-14	1,394	1,342,236
5.5%, 1-1-17	103	103,631
5.5%, 5-1-17	113	113,670
4.5%, 1-1-18	1,158	1,118,693
4.5%, 4-1-18	1,156	1,116,858
4.5%, 3-1-19	1,479	1,427,051
Federal National Mortgage Association Agency REMIC/CMO,
5.0%, 6-25-22	1,932	1,913,387
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 11-1-13	12	11,936
7.0%, 10-1-14	13	13,542
6.0%, 3-1-16	44	44,445
6.0%, 3-1-16	38	38,429
5.5%, 2-1-17	391	392,251
5.5%, 1-1-18	632	633,502
5.0%, 3-1-18	1,107	1,091,124
5.0%, 6-1-20	1,209	1,188,379
Federal National Mortgage Association:
4.25%, 7-15-07	2,000	1,985,186
5.3%, 3-20-09	2,000	1,998,300
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.5%, 1-15-14	21	21,149
7.5%, 3-15-15	17	17,225
6.0%, 8-15-16	60	60,697
6.0%, 12-15-16	123	124,767
5.5%, 1-15-17	173	173,525
6.0%, 1-15-17	107	109,411
5.5%, 7-15-17	251	252,356
5.5%, 10-15-17	149	149,591
5.0%, 12-15-17	772	763,834
7.0%, 6-15-28	18	18,843
7.0%, 7-15-29	26	27,244
3.75%, 1-20-34	643	633,116
		23,325,174

Treasury Inflation Protected Obligation - 0.83%
United States Treasury Note,
3.0%, 7-15-12 (A)	500	587,148

Treasury Obligations - 17.49%
United States Treasury Notes:
4.75%, 11-15-08	2,000	2,002,734
3.125%, 4-15-09	2,000	1,928,750
4.0%, 6-15-09	2,000	1,968,750
4.0%, 3-15-10	2,500	2,452,540
5.0%, 2-15-11	2,000	2,035,390
5.0%, 8-15-11	1,000	1,019,258
4.375%, 8-15-12	1,000	989,570
		12,396,992

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 57.56%		$40,807,975

(Cost: $36,925,654)

SHORT-TERM SECURITIES

Aluminum - 0.47%
Alcoa Incorporated,
5.4%, 10-2-06	334	333,950

Finance Companies - 2.81%
Preferred Receivables Funding Corp.,
5.26%, 10-19-06	2,000	1,994,740

TOTAL SHORT-TERM SECURITIES - 3.28%		$2,328,690

(Cost: $2,328,690)

TOTAL INVESTMENT SECURITIES - 100.00%		$70,898,418

(Cost: $71,688,389)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; REMIC - Real Estate Mortgage Investment Conduit.

(A)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

The Investments of W&R Target Micro Cap Growth Portfolio
September 30, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 0.38%
Pinnacle Airlines Corp.*	29,200	$216,226

Apparel - 1.62%
Ashworth, Inc.*	41,100	280,302
Volcom, Inc.*	28,700	646,755
		927,057
Business Equipment and Services - 8.47%
Fiberstars, Inc.*	54,300	387,973
GEO Group, Inc. (The)*	12,100	511,225
Grubb & Ellis Company*	45,600	440,952
Houston Wire & Cable Company*	29,400	553,749
INVESTools Inc.*	50,200	534,128
Kenexa Corporation*	24,800	625,704
Marlin Business Services, Inc.*	30,500	637,298
Metrologic Instruments, Inc.*	16,900	306,651
Unica Corporation*	28,600	293,150
Website Pros, Inc.*	51,400	559,489
		4,850,319
Capital Equipment - 3.99%
NATCO Group Inc.*	41,900	1,206,720
Somanetics Corporation*	30,800	613,690
Warnaco Group, Inc. (The)*	24,100	465,371
		2,285,781
Communications Equipment - 3.81%
Blue Coat Systems, Inc.*	12,000	216,060
Ikanos Communications, Inc.*	37,900	445,894
Intervoice, Inc.*	50,600	320,045
Redback Networks, Inc.*	86,600	1,201,142
		2,183,141
Computers -- Main and Mini - 1.19%
Rackable Systems, Inc.*	24,900	681,015

Computers -- Peripherals - 9.96%
Applix, Inc.*	35,900	323,279
AudioCodes Ltd.*	48,200	453,080
Entrust, Inc.*	232,000	799,240
Lawson Software, Inc.*	75,100	543,724
NetScout Systems, Inc.*	35,200	228,976
Phase Forward Incorporated*	81,200	968,716
Sigma Designs, Inc.*	60,600	906,879
Stratasys, Inc.*	16,900	445,991
WebSideStory, Inc.*	33,000	436,260
Xyratex Ltd*	31,400	598,327
		5,704,472
Construction Materials - 1.07%
Comtech Group, Inc.*	40,900	612,477

Electrical Equipment - 2.88%
EXFO Electro-Optical Engineering Inc.*	78,300	458,055
Power-One, Inc.*	94,800	687,300
Ultralife Batteries, Inc.*	47,900	501,513
		1,646,868
Electronic Components - 6.52%
GSI Group Inc.*	32,100	300,296
Hittite Microwave Corporation*	3,800	168,967
Integrated Silicon Solution, Inc.*	69,300	386,001
NetLogic Microsystems, Inc.*	45,900	1,164,024
PLX Technology, Inc.*	40,200	416,472
Supertex, Inc.*	17,800	690,907
Volterra Semiconductor Corporation*	37,300	605,939
		3,732,606
Electronic Instruments - 3.80%
Asyst Technologies, Inc.*	53,800	363,957
Energy Conversion Devices, Inc.*	23,600	873,672
Intevac, Inc.*	23,800	399,602
Mattson Technology, Inc.*	13,000	107,770
Microtune, Inc.*	88,400	429,182
		2,174,183
Health Care -- Drugs - 6.83%
AVANIR Pharmaceuticals, Class A*	81,700	564,547
Acusphere, Inc.*	46,100	165,499
Adeza Biomedical Corporation*	30,200	495,280
BioSphere Medical, Inc.*	34,900	228,246
Dyax Corp.*	77,100	255,586
InterMune, Inc.*	29,900	490,211
POZEN Inc.*	54,300	697,755
Sciele Pharma, Inc.*	32,700	615,905
SuperGen, Inc.*	85,600	397,612
		3,910,641
Health Care -- General - 14.00%
Bruker BioSciences Corporation*	56,900	398,584
Candela Corporation*	69,200	754,280
Cutera, Inc.*	28,700	762,989
Greatbatch, Inc.*	12,000	271,440
IRIS International, Inc.*	40,000	460,200
NuVasive, Inc.*	30,400	611,040
Omnicell, Inc.*	59,900	1,071,312
PolyMedica Corporation	24,500	1,048,355
Quidel Corporation*	94,800	1,339,998
Spectranetics Corporation (The)*	81,600	953,496
Systems Xcellence Inc.*	21,000	345,345
		8,017,039
Hospital Supply and Management - 0.91%
AngioDynamics, Inc.*	24,200	501,061
NovaMed, Inc.*	2,400	18,864
		519,925
Motion Pictures - 1.44%
On Assignment, Inc.*	84,000	824,880

Multiple Industry - 2.57%
DivX, Inc.*	9,100	215,670
Eagle Test Systems, Inc.*	48,900	807,339
Liquidity Services, Inc.*	28,800	448,560
		1,471,569
Non-Residential Construction - 0.80%
Perini Corporation*	21,900	457,272

Petroleum -- Services - 2.89%
Brigham Exploration Company*	90,300	609,976
Warrior Energy Services Corporation*	40,600	1,043,623
		1,653,599
Restaurants - 4.00%
BUCA, Inc.*	36,000	190,260
McCormick & Schmick's Seafood Restaurants, Inc.*	31,200	701,844
Red Robin Gourmet Burgers, Inc.*	18,400	848,884
Ruth's Chris Steak House, Inc.*	29,100	547,371
		2,288,359
Retail -- Specialty Stores - 3.13%
DSW Inc., Class A*	11,700	368,550
Gaiam, Inc., Class A*	38,300	493,495
Golf Galaxy, Inc.*	1,600	20,816
Jos. A. Bank Clothiers, Inc.*	25,483	762,579
Tweeter Home Entertainment Group, Inc.*	32,600	148,819
		1,794,259
Security and Commodity Brokers - 0.48%
Penson Worldwide, Inc.*	15,200	272,840

Steel - 3.02%
NS Group, Inc.*	26,800	1,729,940

Timesharing and Software - 9.86%
Blackbaud, Inc.	33,300	732,433
Concur Technologies, Inc.*	64,900	943,321
Covansys Corporation*	54,900	940,437
CyberSource Corporation*	26,700	316,128
iGate Corporation*	46,100	228,425
RightNow Technologies, Inc.*	22,300	347,992
Stellent, Inc.	26,200	284,532
Ultimate Software Group, Inc. (The)*	48,800	1,147,776
VASCO Data Security International, Inc.*	29,600	306,212
VitalStream Holdings, Inc.*	45,000	397,350
		5,644,606
Trucking and Shipping - 1.90%
U.S. Xpress Enterprises, Inc., Class A*	46,800	1,085,994

Utilities -- Telephone - 1.99%
@Road, Inc.*	67,000	390,275
Cbeyond, Inc.*	27,400	751,445
		1,141,720

TOTAL COMMON STOCKS - 97.51%		$55,826,788

(Cost: $48,546,937)

SHORT-TERM SECURITY - 2.49%	Principal Amount in Thousands

Aluminum
Alcoa Incorporated,
5.4%, 10/2/06	$1,428	$1,427,786
(Cost: $1,427,786)

TOTAL INVESTMENT SECURITIES - 100%		$57,254,574

(Cost: $49,974,723)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Mid Cap Growth Portfolio
September 30, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 0.55%
Southwest Airlines Co.	10,250	$170,765

Aircraft - 1.60%
L-3 Communications Holdings, Inc.	6,300	493,479

Banks - 5.34%
Northern Trust Corporation	13,600	794,580
Synovus Financial Corp.	29,100	854,667
		1,649,247
Beverages - 1.58%
Brown-Forman Corporation, Class B	6,350	486,727

Business Equipment and Services - 7.20%
Cintas Corporation	12,050	491,941
Euronet Worldwide, Inc.*	7,750	190,185
Lamar Advertising Company, Class A*	11,150	595,466
Republic Services, Inc., Class A	7,550	303,586
Stericycle, Inc.*	9,200	641,654
		2,222,832
Capital Equipment - 2.04%
IDEX Corporation	14,650	630,683

Chemicals -- Specialty - 1.29%
Air Products and Chemicals, Inc.	6,000	398,220

Computers -- Micro - 4.23%
Apple Computer, Inc.*	11,400	877,572
Sun Microsystems, Inc.*	86,300	427,617
		1,305,189
Computers -- Peripherals - 0.53%
Electronic Arts Inc.*	2,950	164,271

Consumer Electronics - 0.76%
Research In Motion Limited*	2,300	236,153

Electrical Equipment - 1.77%
Molex Incorporated, Class A	16,600	545,974

Electronic Components - 7.34%
Broadcom Corporation, Class A*	17,575	533,138
Linear Technology Corporation	7,800	242,697
Maxim Integrated Products, Inc.	7,675	215,476
Microchip Technology Incorporated	16,500	534,848
Network Appliance, Inc.*	19,950	738,250
		2,264,409
Electronic Instruments - 1.73%
Lam Research Corporation*	11,750	532,569

Farm Machinery - 0.80%
AGCO Corporation*	9,700	245,895

Food and Related - 1.51%
Hershey Foods Corporation	8,750	467,687

Health Care -- Drugs - 7.19%
Allergan, Inc.	9,250	1,041,642
Gilead Sciences, Inc.*	12,550	862,248
ICOS Corporation*	12,600	315,630
		2,219,520
Health Care -- General - 9.26%
Biomet, Inc.	17,950	577,721
DENTSPLY International Inc.	15,300	461,065
Gen-Probe Incorporated*	5,800	271,672
Kyphon Inc.*	11,100	415,306
Henry Schein, Inc.*	15,350	769,265
Zimmer Holdings, Inc.*	5,400	364,500
		2,859,529
Hospital Supply and Management - 6.81%
C. R. Bard, Inc.	12,125	909,375
Cytyc Corporation*	14,000	342,510
Express Scripts, Inc.*	3,250	245,326
Laboratory Corporation of America Holdings*	9,200	603,244
		2,100,455
Insurance-Property and Casualty - 2.29%
AXIS Capital Holdings Limited	12,200	423,218
Everest Re Group, Ltd.	2,900	282,837
		706,055
Metal Fabrication - 1.56%
Fastenal Company	12,500	482,437

Motor Vehicles - 1.01%
Harley-Davidson, Inc.	4,950	310,612

Petroleum -- Domestic - 1.04%
XTO Energy Inc.	7,600	320,188

Petroleum -- International - 1.06%
Noble Energy, Inc. (A)	7,200	328,248

Petroleum -- Services - 1.04%
Complete Production Services, Inc. (A)*	7,250	143,115
Smith International, Inc.	4,600	178,480
		321,595
Publishing - 3.27%
Getty Images, Inc.*	7,750	385,020
Meredith Corporation	12,650	624,025
		1,009,045
Restaurants - 2.02%
P.F. Chang's China Bistro, Inc.*	8,650	300,155
YUM! Brands, Inc.	6,200	322,710
		622,865
Retail -- Food Stores - 1.04%
Longs Drug Stores Corporation	6,950	319,770

Retail -- General Merchandise - 0.89%
Nordstrom, Inc. (A)	6,500	274,950

Retail -- Specialty Stores - 1.30%
Chico's FAS, Inc.*	11,250	242,212
The Gap, Inc.	8,400	159,180
		401,392
Security and Commodity Brokers - 5.14%
Chicago Mercantile Exchange Holdings Inc.	1,640	784,330
Legg Mason, Inc.	3,100	312,666
TD Ameritrade Holding Corporation	25,900	488,733
		1,585,729
Timesharing and Software - 5.90%
eBay Inc.	15,850	449,268
Global Payments Inc.	13,750	605,137
Paychex, Inc.	20,800	765,856
		1,820,261
Trucking and Shipping - 1.73%
C.H. Robinson Worldwide, Inc.	12,000	534,900

TOTAL COMMON STOCKS - 90.82%		$28,031,651

(Cost: $26,469,422)

PUT OPTIONS - 0.07%	Number of Contracts

Complete Production Services, Inc., October 20, Expires 10-23-06	36	3,949
Noble Energy, Inc., October 45, Expires 10-23-06	36	4,165
Smith International, Inc., October 40, Expires 10-23-06	46	9,085
XTO Energy Inc., October 45, Expires 10-23-06	16	5,154
(Cost: $10,531)		$22,353

SHORT-TERM SECURITY - 9.11%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 4.9% Repurchase Agreement dated 9-29-06 to be repurchased at $2,811,147 on 10-2-06 (B)	$2,810	$2,810,000
(Cost: $2,810,000)

TOTAL INVESTMENT SECURITIES - 100%		$30,864,004

(Cost: $29,289,953)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written call options outstanding at September 30, 2006.

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Complete Production Services, Inc.	36	October/25	$2,838	$122
Nordstrom, Inc.	65	October/40	4,712	18,850
Noble Energy, Inc.	36	October/55	3,127	106

			$10,677	$19,078

(B)Collateralized by $2,406,000 United States Treasury Bond, 6.125% due 8-15-29; market value and accrued interest aggregate $2,856,849.

The Investments of W&R Target Money Market Portfolio
September 30, 2006
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 9.54%
Banks
Barclays Bank PLC, New York Branch,
5.2%, 4-3-07	$925	$925,000
Citibank, N.A.:
5.42%, 11-3-06	1,300	1,300,000
5.345%, 11-27-06	1,500	1,500,000
5.335%, 12-7-06	500	500,000
Royal Bank of Scotland plc (The):
4.34%, 10-3-06	600	600,000
4.725%, 11-27-06	800	799,713
Wells Fargo Bank, N.A.,
5.55%, 8-8-07	1,000	1,000,000
		6,624,713
Commercial Paper
Finance Companies - 13.85%
Ciesco, LLC:
5.28%, 10-11-06	2,100	2,096,920
5.35%, 11-6-06	1,000	994,650
Kitty Hawk Funding Corp.:
5.34%, 10-16-06	250	249,444
5.37%, 10-27-06	300	298,836
5.27%, 11-1-06	1,800	1,791,832
5.25%, 12-29-06	950	937,670
PACCAR Financial Corp.:
5.38%, 10-11-06	258	257,614
5.37%, 10-19-06	300	299,194
5.36%, 10-25-06	300	298,928
Preferred Receivables Funding Corp.,
5.26%, 11-14-06	750	745,178
Three Pillars Funding LLC:
5.27%, 10-10-06	300	299,605
5.3%, 10-13-06	300	299,470
5.28%, 11-3-06	1,050	1,044,918
		9,614,259
Food and Related - 2.66%
McCormick & Co. Inc.:
5.35%, 11-16-06	500	496,582
5.1%, 5-31-07	1,400	1,352,003
		1,848,585
Mining - 1.22%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5.27%, 10-19-06	850	847,760

Retail -- General Merchandise - 1.50%
Target Corporation,
5.39%, 10-2-06	1,045	1,044,844

Security and Commodity Brokers - 4.60%
UBS Finance Delaware LLC (UBS AG):
5.38%, 10-6-06	1,000	999,253
5.38%, 10-19-06	1,200	1,196,772
5.28%, 10-26-06	1,000	996,333
		3,192,358

Total Commercial Paper - 23.83%		16,547,806

Commercial Paper (backed by irrevocable bank letter of credit)
Finance Companies - 10.38%
NATC California LLC (Suntrust Bank),
5.39%, 10-12-06	1,200	1,198,024
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
5.27%, 10-31-06	1,400	1,393,852
River Fuel Trust #1 (Bank of New York (The)),
5.29%, 12-14-06	1,500	1,483,689
Vehicle Services of America Ltd. (Bank of America, N.A.),
5.3%, 11-17-06	3,153	3,131,183
		7,206,748
Food and Related - 4.74%
COFCO Capital Corp. (Rabobank Nederland):
5.26%, 10-18-06	1,300	1,296,771
5.265%, 10-18-06	750	748,135
5.27%, 10-18-06	1,250	1,246,889
		3,291,795
Multiple Industry - 0.65%
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.27%, 10-18-06	453	451,873

Total Commercial Paper (backed by irrevocable bank letter of credit) - 15.77%		10,950,416

Notes
Banks - 5.00%
Rabobank Nederland,
5.12%, 10-18-06	500	500,000
Wells Fargo & Company:
5.38%, 10-2-06	1,500	1,500,000
5.34%, 10-16-06	500	500,000
U.S. Bancorp,
5.1%, 7-15-07	975	972,585
		3,472,585
Business Equipment and Services - 1.82%
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
5.43%, 10-4-06	1,260	1,260,000

Computers -- Main and Mini - 1.80%
International Business Machines Corporation,
5.32%, 10-9-06	1,250	1,250,000

Finance Companies - 0.21%
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank National Association),
5.36%, 10-5-06	145	145,000

Furniture and Furnishings - 0.40%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
5.48%, 10-5-06	275	275,000

Health Care -- Drugs - 0.86%
Lilly (Eli) and Company,
5.32%, 10-2-06	600	600,000

Hospital Supply and Management - 1.30%
Autumn House at Powder Mill, Inc., Taxable Variable Rate Demand Bonds, Series of 2003 (Suntrust Bank),
5.38%, 10-4-06	500	500,000
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
5.31%, 10-4-06	405	405,000
		905,000
Household -- General Products - 1.47%
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
5.37000045%, 10-5-06	1,019	1,019,000

Leisure Time Industry - 1.85%
Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
5.48%, 10-5-06	1,285	1,285,000

Multiple Industry - 3.17%
3M Company,
5.6453%, 12-12-06 (A)	1,000	1,001,320
General Electric Capital Corporation:
5.0%, 2-15-07	500	500,215
5.0%, 6-15-07	700	697,863
		2,199,398
Non-Residential Construction - 0.61%
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
5.31%, 10-4-06	425	425,000

Retail -- General Merchandise - 2.89%
Wal-Mart Stores, Inc.,
5.877%, 6-1-07	2,000	2,005,205

Trucking and Shipping - 1.93%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
5.38%, 10-5-06	1,340	1,340,000

Total Notes - 23.31%		16,181,188

TOTAL CORPORATE OBLIGATIONS - 72.45%		$50,304,123

(Cost: $50,304,123)

OTHER GOVERNMENT SECURITY - 0.93%

Supranational
Central American Bank for Economic Integration (Barclays Bank PLC),
5.25%, 10-24-06	650	$647,820
(Cost: $647,820)

MUNICIPAL OBLIGATIONS - TAXABLE

Arkansas - 1.44%
City of Little Rock, Arkansas, Taxable Variable Rate Demand Revenue Bonds (Ringwood Containers, L.P. Project), Series 2006A (SunTrust Bank),
5.31%, 10-4-06	1,000	1,000,000

California - 6.30%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Air Products Manufacturing Corporation), Taxable Series 1997A,
5.33%, 11-2-06	3,250	3,250,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
5.39%, 10-4-06	1,125	1,125,000
		4,375,000
Florida - 2.18%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Interdisciplinary Research Building Project), Taxable Series 2004B (Bank of America, N.A.),
5.31%, 10-4-06	1,510	1,510,000

Georgia - 4.32%

Municipal Electric Authority of Georgia, General Resolution
      Projects Bond Anticipation Notes, Series B (Taxable),
      (Bayerische Landesbank, New York Branch, Wachovia Bank,
      National Association and WestL B AG, New York Branch),

5.46%, 10-4-06	3,000	3,000,000

Indiana - 0.58%
City of Hobart, Indiana, Taxable Variable Rate Demand, Economic Development Revenue Bonds (Albanese Confectionery Group, Inc. Project), Series 2006B (Harris N.A.),
5.34%, 10-5-06	400	400,000

Iowa - 0.43%
Iowa Finance Authority, Taxable Variable Rate Demand Health Facilities Revenue Bonds (St. Luke's Health Foundation of Sioux City, Iowa Project), Series 2006 (General Electric Capital Corporation),
5.32%, 10-5-06	300	300,000

New York - 0.94%
City of New York (The), General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (WestLB AG),
5.45%, 10-4-06	650	650,000

Washington - 0.78%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Mill Pointe Apartments Project), Series 1999B (U. S. Bank, National Association),
5.3999998%, 10-2-06	545	545,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 16.97%		$11,780,000

(Cost: $11,780,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Bank:
3.75%, 1-16-07	750	747,701
5.0%, 3-2-07	600	600,000
5.65%, 8-10-07	1,500	1,500,000
5.4%, 9-12-07	1,200	1,200,000
Federal Home Loan Mortgage Corporation:
4.8%, 2-23-07	400	400,000
5.41%, 6-22-07	950	950,000
Overseas Private Investment Corporation:
5.3%, 10-4-06	330	330,000
5.3%, 10-4-06	301	301,000
5.27%, 10-4-06	674	674,419

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 9.65%		$6,703,120

(Cost:$6,703,120)

TOTAL INVESTMENT SECURITIES - 100.00%		$69,435,063

(Cost: $69,435,063)

Notes to Schedule of Investments

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of this security amounted to 1.44% of total investments.

The Investments of W&R Target Mortgage Securities Portfolio
September 30, 2006
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Finance Companies
ABFS Mortgage Loan Trust:
2001-2,
6.99%, 12-25-31	$305	$310,759
2002-4,
7.423%, 12-15-33	170	170,471
Banc of America Alternative Loan Trust:
2004-11,
6.0%, 12-25-34	336	333,544
2005-6,
6.0%, 7-25-35	364	361,969
2005-8:
5.57297%, 9-25-35	215	210,046
5.57297%, 9-25-35	44	42,416
2005-10,
5.66792%, 11-25-35	123	112,696
2005-12,
5.80625%, 1-25-36	173	167,940
2006-4:
6.22471%, 5-25-36	65	64,500
6.22471%, 5-25-36	84	79,907
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates:
Series 2002-2,
6.2%, 7-11-43 (A)	140	145,134
Series 2003-1,
4.9%, 9-11-36 (A)	450	432,006
Series 2004-6,
5.104%, 12-10-42 (A)	100	97,276
Banc of America Funding 2004-2 Trust,
6.5%, 7-20-32	144	146,474
Banc of America Funding Corporation,
5.00871%, 9-20-34	107	104,302
Banc of America Mortgage Trust:
2005-J,
5.09762%, 11-25-35	307	304,236
2004-3,
4.875%, 4-25-19	88	85,037
2004-7,
5.75%, 8-25-34	118	116,589
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (A)	250	258,082
BankAmerica Manufactured Housing Contract Trust,
7.015%, 1-10-28	130	131,612
Bear Stearns Commercial Mortgage Securities Inc.:
Series 2001-TOP2 Trust Fund:
7.50419%, 2-15-35 (A)	500	536,761
7.84419%, 2-15-35 (A)	75	82,204
Series 2000-WF1 Trust Fund,
6.5%, 2-15-32	150	154,406
C-Bass 2005-CB3 Trust:
5.109%, 12-25-34	200	189,191
5.86%, 12-25-36	285	288,065
C-Bass 2006-MH1 Trust,
5.97%, 9-25-36 (A)	150	151,547
CHL Mortgage Pass-Through Trust 2003-28,
4.15%, 8-25-33	150	141,656
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 1-25-29	215	220,699
Capital Auto Receivables Asset Trust 2006-1,
7.16%, 1-15-13 (A)	110	111,341
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35	210	203,791
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	248	236,771
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	319	310,751
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2004-2,
6.5%, 8-25-33 (A)	63	62,916
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.8%, 12-15-35 (A)	145	141,327
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	56	56,502
DLJ Commercial Mortgage Corp. 1998-CG1,
7.37751%, 6-10-31 (A)	170	186,574
FFCA Secured Lending Corporation,
6.73%, 10-18-25 (A)	30	29,512
Ford Credit Auto Owner Trust 2006-B,
7.12%, 2-15-13 (A)	65	66,063
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.25%, 4-25-32	92	88,496
5.40266%, 4-25-32	134	121,069
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.25%, 11-25-32 (A)	180	174,827
Green Tree Financial Corporation:
7.65%, 4-15-19	191	197,791
9.0%, 6-15-25	110	130,505
7.95%, 8-15-25	138	141,733
Hilton Hotel Pool Trust:
5.83%, 10-3-15 (A)	100	101,057
7.653%, 10-3-15 (A)	220	231,775
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33	64	63,650
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10-12-37 (A)	200	208,091
J.P. Morgan Mortgage Acquisition Trust:
2006-CW2,
6.337%, 8-25-36	270	274,712
2006-WF1,
6.41%, 7-25-36	250	254,901
J.P. Morgan Mortgage Trust:
2005-S2,
5.66689%, 9-25-35	196	193,492
2006-S3,
6.187%, 8-25-36	399	401,955
Lehman ABS Manufactured Housing Contract Trust 2001-B:
3.01%, 3-15-10	145	132,919
5.873%, 5-15-22	119	119,268
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	315	315,217
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	77	75,044
MMCA Auto Owner Trust:
2002-2,
4.67%, 3-15-10	63	62,756
2002-1,
5.37%, 1-15-10	15	15,066
Mid-State Capital Corporation 2004-1 Trust,
6.005%, 8-15-37	88	89,218
Morgan Stanley Dean Witter Capital I Trust 2002-IQ3,
6.60835%, 9-15-37 (A)	100	102,353
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.0%, 8-20-30 (A)	100	95,155
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (A)	250	257,337
Origen Manufactured Housing Contract Trust:
2004-A:
5.7%, 1-15-35	100	98,697
5.91%, 1-15-35	200	198,330
2004-B,
4.75%, 8-15-21	100	96,084
2005-A,
4.97%, 10-15-21	105	101,838
2005-B,
5.605%, 5-15-22	35	34,854
RALI Series 2003-QS10 Trust,
5.5%, 5-25-33	230	226,769
RALI Series 2003-QS11 Trust,
5.75%, 6-25-33	216	213,469
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35	225	218,951
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
6.73%, 9-10-35 (A)	129	131,341
RFMSI Series 2004-S5 Trust,
4.5%, 5-25-19	88	84,449
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.4%, 11-25-35	144	137,073
Structured Asset Securities Corporation:
5.54%, 11-25-32	67	66,471
5.25%, 8-25-33	140	133,458
5.63%, 5-25-34	100	98,785
6.0%, 6-25-34	250	248,340
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (A)	105	101,028
Wells Fargo Mortgage Backed Securities 2004-1 Trust (The),
5.5%, 2-25-34	144	141,633
Wells Fargo Mortgage Backed Securities 2006-9 Trust,
6.0%, 8-25-36	285	280,749

TOTAL CORPORATE DEBT SECURITIES - 47.66%		$13,305,779

(Cost: $13,392,530)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.0%, 6-15-31	108	103,733
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.0%, 5-1-18	337	331,781
5.5%, 6-1-19	203	203,562
5.5%, 5-1-20	244	244,126
6.0%, 10-1-33	611	617,424
5.5%, 2-1-35	213	210,127
5.5%, 7-1-35	195	192,773
5.0%, 8-1-35	391	376,181
5.5%, 10-1-35	200	197,188
5.0%, 12-1-35	473	455,540
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 3-1-18	202	202,002
5.0%, 10-1-18	189	186,521
5.5%, 9-1-19	124	123,874
7.0%, 11-1-32	172	176,705
6.0%, 6-1-33	393	395,625
6.0%, 12-1-33	297	299,355
5.5%, 1-1-34	171	168,874
5.5%, 1-1-34	163	161,580
5.0%, 2-1-34	372	358,173
5.5%, 2-1-34	389	384,163
6.0%, 4-1-34	210	210,875
5.5%, 7-1-34	366	361,676
5.5%, 9-1-34	118	116,874
6.5%, 9-1-34	84	85,445
6.0%, 10-1-34	300	301,313
5.5%, 11-1-34	301	296,981
6.0%, 11-1-34	120	120,553
6.5%, 11-1-34	230	234,324
6.5%, 11-1-34	174	177,281
6.0%, 12-1-34	521	523,971
5.5%, 2-1-35	611	602,872
4.787%, 3-1-35	231	227,027
6.5%, 3-1-35	148	150,937
6.0%, 4-1-35	212	212,764
5.172%, 6-1-35	422	417,938
5.0%, 7-1-35	89	85,814
5.5%, 7-1-35	234	230,473
5.5%, 10-1-35	611	603,098
5.5%, 10-1-35	190	187,096
6.5%, 2-1-36	95	96,545
6.5%, 6-1-36	179	182,695
6.0%, 8-1-36	388	389,677
6.5%, 10-1-36	365	371,616
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.97056%, 6-17-45	1,556	87,768
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.25%, 7-15-24	111	113,354
5.5%, 12-15-34	409	406,670
Government National Mortgage Association Non-Agency REMIC/CMO,
5.008%, 12-16-25	500	494,000

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 45.42%		$12,678,944

(Cost: $12,795,574)

SHORT-TERM SECURITIES

Finance Companies - 2.68%
Preferred Receivables Funding Corp.,
5.26%, 10-19-06	750	748,027

Multiple Industry - 3.57%
General Electric Capital Corporation,
5.23%, 10-27-06	1,000	996,223

Retail -- General Merchandise - 0.67%
Target Corporation,
5.39%, 10-2-06	189	188,972

TOTAL SHORT-TERM SECURITIES - 6.92%		$1,933,222

(Cost: $1,933,222)

TOTAL INVESTMENT SECURITIES - 100.00%		$27,917,945

(Cost: $28,121,326)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of these securities amounted to $3,703,707 or 13.27% of total investments.

The Investments of W&R Target Real Estate Securities Portfolio
September 30, 2006
COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.79%
Brookfield Properties Corporation	49,350	$1,743,042
CB Richard Ellis Group, Inc., Class A*	5,200	127,920
		1,870,962
Health Care -- General - 0.42%
Brookdale Senior Living, Inc.	4,500	208,890

Hotels and Gaming - 2.76%
Hilton Hotels Corporation	15,000	417,750
Marriott International, Inc., Class A	6,200	239,568
Starwood Hotels & Resorts Worldwide, Inc.	12,300	703,437
		1,360,755
Multiple Industry - 1.01%
Forest City Enterprises, Inc., Class A	9,226	500,972

Real Estate Investment Trust - 88.48%
AMB Property Corporation	10,600	584,166
Acadia Realty Trust	7,000	178,500
Alexandria Real Estate Equities, Inc.	5,900	553,420
American Campus Communities, Inc.	26,900	686,219
American Financial Realty Trust	15,200	169,632
Apartment Investment and Management Company, Class A	15,200	827,032
Archstone-Smith Trust	31,900	1,736,636
Associated Estates Realty Corporation	2,900	44,863
AvalonBay Communities, Inc.	11,600	1,396,640
BioMed Realty Trust, Inc.	34,843	1,057,137
Boston Properties, Inc.	13,400	1,384,756
Brandywine Realty Trust	32,400	1,054,620
CBL & Associates Properties, Inc.	14,000	586,740
Camden Property Trust	18,300	1,390,983
Colonial Properties Trust	5,200	248,612
Columbia Equity Trust, Inc.	13,300	221,445
Corporate Office Properties Trust	10,700	478,932
Cousins Properties Incorporated	8,200	280,522
Developers Diversified Realty Corporation	24,700	1,377,272
Duke Realty Corporation	19,900	743,265
EastGroup Properties, Inc.	800	39,888
Equity Inns, Inc.	5,700	90,744
Equity Lifestyle Properties, Inc.	6,900	315,399
Equity Residential	37,000	1,871,460
Essex Property Trust, Inc.	1,800	218,520
First Industrial Realty Trust, Inc.	7,900	347,600
First Potomac Realty Trust	11,300	341,486
General Growth Properties, Inc.	32,688	1,557,583
Healthcare Realty Trust Incorporated	2,700	103,707
Home Properties, Inc.	7,800	445,848
Host Hotels & Resorts, Inc.	71,468	1,638,761
Innkeepers USA Trust	14,100	229,689
Kilroy Realty Corporation	5,400	406,836
Kimco Realty Corporation	40,200	1,723,374
Kite Realty Group Trust	36,700	625,368
LaSalle Hotel Properties	5,500	238,370
Liberty Property Trust	15,000	716,850
Macerich Company (The)	11,100	847,596
Mack-Cali Realty Corporation	10,300	533,540
Maguire Properties, Inc.	21,300	867,762
Mid-America Apartment Communities, Inc.	4,400	269,368
Newcastle Investment Corp.	10,100	276,841
Omega Healthcare Investors, Inc.	8,800	132,088
Parkway Properties, Inc.	4,500	209,205
ProLogis	52,802	3,012,882
Public Storage, Inc.	19,600	1,685,404
Regency Centers Corporation	10,600	728,856
SL Green Realty Corp.	8,600	960,620
Simon Property Group, Inc.	33,100	2,999,522
Sunstone Hotel Investors, Inc.	22,200	659,784
Taubman Centers, Inc.	8,000	355,360
U-Store-It Trust	19,300	414,178
United Dominion Realty Trust, Inc.	34,600	1,044,920
Ventas, Inc.	13,100	504,874
Vornado Realty Trust	16,500	1,798,500
Weingarten Realty Investors	10,800	464,616
		43,678,791

TOTAL COMMON STOCKS - 96.46%		$47,620,370

(Cost: $37,258,610)

SHORT-TERM SECURITY - 3.54%	Principal Amount in Thousands

Aluminum
Alcoa Incorporated,
5.4%, 10-2-06	$1,746	$1,745,738
(Cost: $1,745,738)

TOTAL INVESTMENT SECURITIES - 100%		$49,366,108

(Cost: $39,004,348)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Science and Technology Portfolio
September 30, 2006
COMMON STOCKS	Shares	Value

Business Equipment and Services - 10.52%
CheckFree Corporation*	310,000	$12,810,750
Cogent, Inc.*	161,200	2,212,470
Euronet Worldwide, Inc.*	279,950	6,869,973
Global Cash Access, Inc.*	225,700	3,405,813
Headwaters Incorporated*	84,700	1,977,745
Telvent GIT, S.A.*	163,700	2,196,036
VeriFone Holdings, Inc.*	247,500	7,066,125
		36,538,912
Chemicals -- Specialty - 0.28%
VeraSun Energy Corporation*	61,400	985,470

Communications Equipment - 2.00%
Comtech Telecommunications Corp.*	64,600	2,162,162
Juniper Networks, Inc.*	277,500	4,799,362
		6,961,524
Computers -- Peripherals - 10.48%
Aspen Technology, Inc.*	691,000	7,535,355
Lawson Software, Inc.*	518,900	3,756,836
Red Hat, Inc.*	147,900	3,119,211
Symbol Technologies, Inc.	1,199,304	17,821,657
Synaptics Incorporated*	171,600	4,179,318
		36,412,377
Consumer Electronics - 5.90%
Research In Motion Limited*	199,700	20,504,198

Defense - 2.19%
ESCO Technologies Inc.*	164,900	7,591,996

Electronic Equipment - 0.46%
Power-One, Inc.*	221,400	1,605,150

Electronic Components - 15.84%
Advanced Micro Devices, Inc.*	321,900	7,999,215
Broadcom Corporation, Class A*	85,800	2,602,743
Cypress Semiconductor Corporation*	447,200	7,946,744
MediaTek Incorporation (A)	346,500	3,287,288
Microchip Technology Incorporated	78,400	2,541,336
Micron Technology, Inc.*	211,000	3,671,400
Qimonda AG*	106,600	1,812,200
Saifun Semiconductors Ltd.*	120,300	3,477,873
Samsung Electronics Co., Ltd. (A)	16,300	11,437,992
SanDisk Corporation*	53,600	2,867,064
Volterra Semiconductor Corporation*	256,900	4,173,340
Xilinx, Inc.	145,300	3,190,062
		55,007,257
Electronic Instruments - 0.60%
SiRF Technology Holdings, Inc.*	87,000	2,085,825

Food and Related - 3.70%
Archer Daniels Midland Company	339,700	12,867,836

Health Care -- Drugs - 5.71%
Affymetrix, Inc.*	208,800	4,497,552
Genzyme Corporation*	155,400	10,491,054
Nuvelo, Inc.*	63,700	1,161,251
Schering-Plough Corporation	167,400	3,697,866
		19,847,723
Health Care -- General - 3.39%
Advanced Medical Optics, Inc.*	181,100	7,162,505
Radiation Therapy Services, Inc.*	54,069	1,580,167
SonoSite, Inc.*	63,200	1,793,300
Volcano Corporation*	107,800	1,241,317
		11,777,289
Hospital Supply and Management - 21.64%
Cerner Corporation*	512,100	23,241,658
HealthSouth Corporation*	890,400	4,411,932
Triad Hospitals, Inc.*	489,800	21,565,894
UnitedHealth Group Incorporated	65,600	3,227,520
WellCare Health Plans, Inc.*	250,700	14,197,141
WellPoint, Inc.*	110,600	8,521,730
		75,165,875
Multiple Industry - 1.99%
Himax Technologies, Inc., ADR*	679,400	3,882,771
Home Diagnostics, Inc.*	111,700	1,455,451
Nextest Systems Corporation*	53,300	701,161
Technology Investment Capital Corp.	58,912	862,766
		6,902,149
Petroleum -- International - 3.99%*
Noble Energy, Inc.	304,300	13,873,037

Timesharing and Software - 9.12%
Alliance Data Systems Corporation*	441,400	24,360,866
Google Inc., Class A*	9,450	3,797,624
Yahoo! Inc.*	138,700	3,509,804
		31,668,294
Utilities -- Electric - 0.08%
Plug Power Inc.*	63,700	260,533

Utilities -- Telephone - 1.03%
ALLTEL Corporation	64,200	3,563,100

TOTAL COMMON STOCKS - 98.92%		$343,618,545

(Cost: $275,330,018)

SHORT-TERM SECURITIES - 1.08%	Principal Amount in Thousands

Aluminum
Alcoa Incorporated,
5.4%, 10-2-06	$3,748	$3,747,438
(Cost: $3,747,438)

TOTAL INVESTMENT SECURITIES - 100.00%		$347,365,983

(Cost: $279,077,456)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No income dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

The Investments of W&R Target Small Cap Growth Portfolio
September 30, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 1.75%
UTi Worldwide Inc.	342,300	$9,579,265

Apparel - 1.70%
Volcom, Inc.*	411,900	9,282,167

Business Equipment and Services - 12.10%
American Reprographics Company*	209,500	6,716,570
CheckFree Corporation*	338,055	13,970,123
Mobile Mini, Inc.*	198,000	5,624,190
Strayer Education, Inc.	50,400	5,451,012
Synchronoss Technologies, Inc.*	405,000	3,853,575
Tetra Tech, Inc.*	401,600	6,991,856
TETRA Technologies, Inc.*	100,000	2,416,000
VeriFone Holdings, Inc.*	330,800	9,444,340
West Corporation*	241,300	11,646,345
		66,114,011
Capital Equipment - 2.89%
Chicago Bridge & Iron Company N.V., NY Shares	418,400	10,066,704
Gardner Denver, Inc.*	173,200	5,729,456
		15,796,160
Chemicals -- Petroleum and Inorganic - 1.53%
Agrium Inc.	234,100	6,318,359
UAP Holding Corp.	96,400	2,057,176
		8,375,535
Chemicals -- Specialty - 1.03%
Brady Corporation, Class A	159,500	5,608,020

Communications Equipment - 1.50%
General Cable Corporation*	214,300	8,188,403

Computers -- Main and Mini - 1.35%
Rackable Systems, Inc.*	269,100	7,359,885

Computers -- Peripherals - 6.45%
Allscripts Healthcare Solutions, Inc.*	655,500	14,719,252
Avid Technology, Inc.*	169,400	6,170,395
Cognex Corporation	233,900	5,905,975
MICROS Systems, Inc.*	172,900	8,461,726
		35,257,348
Construction Materials - 0.58%
Comtech Group, Inc.*	212,300	3,179,192

Defense - 2.34%
DRS Technologies, Inc.	293,300	12,808,411

Electronic Instruments - 5.48%
Energy Conversion Devices, Inc.*	122,100	4,520,142
FLIR Systems, Inc.*	433,200	11,757,048
Trimble Navigation Limited*	290,300	13,658,615
		29,935,805
Farm Machinery - 1.24%
AGCO Corporation*	268,100	6,796,335

Finance Companies - 1.69%
Financial Federal Corporation	343,575	9,207,810

Food and Related - 1.97%
United Natural Foods, Inc.*	348,200	10,787,236

Health Care -- Drugs - 1.33%
Martek Biosciences Corporation*	337,124	7,249,852

Health Care -- General - 9.30%
American Medical Systems Holdings, Inc.*	324,600	5,975,886
FoxHollow Technologies, Inc.*	163,700	5,596,084
Hologic, Inc.*	253,800	11,042,838
IntraLase Corp.*	472,400	9,303,918
NuVasive, Inc.*	276,700	5,561,670
ResMed Inc.*	191,300	7,699,825
Henry Schein, Inc.*	112,400	5,632,926
		50,813,147
Hospital Supply and Management - 6.20%
Cerner Corporation*	282,512	12,821,807
Emageon Inc.*	683,500	10,642,095
PSS World Medical, Inc.*	522,900	10,434,470
		33,898,372
Hotels and Gaming - 4.72%
Scientific Games Corporation, Class A*	451,300	14,360,366
Shuffle Master, Inc.*	423,200	11,424,284
		25,784,650
Leisure Time Industry - 2.22%
THQ Inc.*	415,900	12,135,962

Motor Vehicle Parts - 1.15%
LKQ Corporation*	285,900	6,276,934

Multiple Industry - 0.20%
Riverbed Technology, Inc.*	55,000	1,068,650

Petroleum -- Domestic - 1.42%
Delta Petroleum Corporation*	345,800	7,780,500

Petroleum -- International - 1.01%
Newfield Exploration Company*	143,200	5,518,928

Petroleum -- Services - 2.21%
Dril-Quip, Inc.*	113,200	7,661,376
Hydril Company*	79,200	4,438,368
		12,099,744
Publishing - 2.24%
Getty Images, Inc.*	246,700	12,256,056

Railroad - 2.57%
Kansas City Southern*	513,100	14,012,761

Restaurants - 1.85%
Panera Bread Company, Class A*	173,500	10,113,315

Retail -- Specialty Stores - 3.43%
Guitar Center, Inc.*	209,700	9,364,154
O'Reilly Automotive, Inc.*	282,900	9,388,037
		18,752,191
Timesharing and Software - 9.09%
Bankrate, Inc.*	194,300	5,157,694
Blackboard Inc.*	229,600	6,078,660
CoStar Group, Inc.*	148,100	6,118,011
FactSet Research Systems, Inc.	183,925	8,933,237
MicroStrategy Incorporated, Class A*	118,950	12,105,541
WebEx Communications, Inc.*	288,800	11,261,756
		49,654,899
Utilities -- Telephone - 1.02%
NeuStar, Inc., Class A*	200,900	5,574,975

TOTAL COMMON STOCKS - 93.56%		$511,266,519

(Cost: $451,460,730)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aircraft - 0.91%
United Technologies Corporation,
5.32%, 10-6-06	$5,000	4,996,306

Forest and Paper Products - 0.54%
Sonoco Products Co.,
5.4%, 10-2-06	2,943	2,942,559

Insurance -- Life - 0.91%
American General Finance Corporation,
5.25%, 10-11-06	5,000	4,992,708

Leisure Time Industry - 0.73%
Walt Disney Company (The),
5.36%, 10-16-06	3,995	3,986,078

Utilities -- Electric - 0.91%
PacifiCorp,
5.3%, 10-16-06	5,000	4,988,958

Utilities -- Gas and Pipeline - 0.92%
Michigan Consolidated Gas Co.,
5.31%, 10-6-06	5,000	4,996,312

Utilities -- Telephone - 1.52%
AT&T Inc.,
5.27%, 10-23-06	3,323	3,312,298
BellSouth Corporation,
5.25%, 10-12-06	5,000	4,991,979
		8,304,277

TOTAL SHORT-TERM SECURITIES - 6.44%		$35,207,198

(Cost: $35,207,198)

TOTAL INVESTMENT SECURITIES - 100.00%		$546,473,717

(Cost: $486,667,928)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Small Cap Value Portfolio
September 30, 2006
COMMON STOCKS	Shares	Value

Aircraft - 1.67%
K&F Industries Holdings, Inc.*	58,300	$1,094,874
Orbital Sciences Corporation*	105,700	1,983,989
		3,078,863
Apparel - 1.09%
Phillips-Van Heusen Corporation	48,251	2,015,444

Banks - 9.05%
Boston Private Financial Holdings, Inc.	91,600	2,553,350
Cathay General Bancorp	44,400	1,601,730
Central Pacific Financial Corp.	47,400	1,733,892
First Midwest Bancorp, Inc.	75,800	2,874,336
First Niagara Financial Group, Inc.	160,400	2,341,038
Taylor Capital Group, Inc.	50,200	1,483,661
Umpqua Holdings Corporation	79,401	2,270,075
Wintrust Financial Corporation	36,900	1,848,875
		16,706,957
Broadcasting - 0.51%
Outdoor Channel Holdings, Inc.*	86,100	935,476

Business Equipment and Services - 7.64%
Brink's Company (The)	78,900	4,186,434
CACI International Inc*	27,600	1,518,276
Education Realty Trust, Inc.	105,000	1,549,800
PRA International*	47,486	1,267,876
Sunterra Corporation*	25,620	290,403
Waste Connections, Inc.*	71,700	2,718,147
Watson Wyatt & Company Holdings, Inc., Class A	63,100	2,582,052
		14,112,988
Capital Equipment - 1.31%
CARBO Ceramics Inc.	16,185	583,146
Goodman Global, Inc.*	44,100	588,735
Warnaco Group, Inc. (The)*	64,900	1,253,219
		2,425,100
Communications Equipment - 3.44%
Dycom Industries, Inc.*	67,400	1,449,100
Emulex Corporation*	55,800	1,013,886
LoJack Corporation*	50,914	996,896
Polycom, Inc.*	117,600	2,882,964
		6,342,846
Computers -- Peripherals - 4.49%
Electronics for Imaging, Inc.*	106,400	2,432,304
Imation Corp.	55,700	2,236,355
Lawson Software, Inc.*	148,300	1,073,692
TIBCO Software Inc.*	283,500	2,542,995
		8,285,346
Construction Materials - 0.96%
Texas Industries, Inc.	34,000	1,770,040

Containers - 3.32%
AptarGroup, Inc.	36,100	1,836,768
Jarden Corporation*	79,650	2,626,060
Silgan Holdings Inc.	44,600	1,674,730
		6,137,558
Cosmetics and Toiletries - 0.63%
Bare Escentuals, Inc.*	3,400	92,055
Nu Skin Enterprises, Inc., Class A	60,500	1,059,960
		1,152,015
Electronic Components - 1.74%
PMC-Sierra, Inc.*	214,500	1,275,202
Trident Microsystems, Inc.*	44,500	1,035,293
Varian Semiconductor Equipment Associates, Inc.*	24,600	902,451
		3,212,946
Electronic Instruments - 0.47%
Progressive Gaming International Corporation*	105,200	861,588

Finance Companies - 2.53%
Hanover Insurance Group, Inc. (The)	77,400	3,454,362
Jackson Hewitt Tax Service Inc.	40,700	1,221,407
		4,675,769
Food and Related - 2.96%
Hain Celestial Group, Inc. (The)*	117,600	3,009,384
Pilgrim's Pride Corporation	44,300	1,211,605
Ralcorp Holdings, Inc.*	25,900	1,249,157
		5,470,146
Health Care -- Drugs - 0.81%
Axcan Pharma Inc.*	109,221	1,488,682

Health Care -- General - 5.15%
DJO Incorporated*	122,377	5,082,317
Hologic, Inc.*	26,700	1,161,717
PolyMedica Corporation	31,500	1,347,885
Radiation Therapy Services, Inc.*	65,489	1,913,916
		9,505,835
Hospital Supply and Management - 0.96%
Magellan Health Services, Inc.*	41,700	1,775,377

Hotels and Gaming - 4.88%
Gaylord Entertainment Company*	40,400	1,771,540
Orient-Express Hotels Ltd.	64,000	2,392,320
Pinnacle Entertainment, Inc.*	70,300	1,976,836
Shuffle Master, Inc.*	35,600	961,022
Vail Resorts, Inc.*	47,600	1,904,952
		9,006,670
Insurance -- Property and Casualty - 4.15%
Aspen Insurance Holdings Limited	123,300	3,184,839
Endurance Specialty Holdings Ltd.	48,400	1,706,584
Platinum Underwriters Holdings, Ltd.	89,700	2,765,451
		7,656,874
Leisure Time Industry - 1.52%
Marvel Entertainment, Inc.*	89,700	2,165,358
RC2 Corporation*	18,908	634,647
		2,800,005
Motion Pictures - 1.16%
Regal Entertainment Group	107,800	2,136,596

Motor Vehicle Parts - 2.94%
Copart, Inc.*	64,500	1,817,932
Directed Electronics, Inc.*	121,238	1,831,300
Tenneco Automotive Inc.*	76,300	1,784,657
		5,433,889
Non-Residential Construction - 2.37%
Washington Group International, Inc.	74,300	4,374,413

Petroleum -- Domestic - 2.07%
Comstock Resources, Inc.*	68,100	1,848,915
Goodrich Petroleum Corporation*	65,766	1,980,872
		3,829,787
Petroleum -- Services - 2.99%
Hercules Offshore, Inc.*	48,803	1,515,089
Hornbeck Offshore Services, Inc.*	37,300	1,249,550
Oceaneering International, Inc.*	50,200	1,546,160
Universal Compression Holdings, Inc.*	22,600	1,207,970
		5,518,769
Publishing - 0.77%
Scholastic Corporation*	45,900	1,428,638

Real Estate Investment Trust - 4.32%
BioMed Realty Trust, Inc.	60,300	1,829,502
Corporate Office Properties Trust	51,600	2,309,616
Innkeepers USA Trust	104,200	1,697,418
Strategic Hotels & Resorts, Inc.	107,800	2,143,064
		7,979,600
Restaurants - 1.30%
Landry's Restaurants, Inc.	79,444	2,395,237

Retail -- General Merchandise - 1.03%
Saks Incorporated	109,700	1,895,616

Retail -- Specialty Stores - 3.62%
Big 5 Sporting Goods Corporation	49,200	1,120,284
Finish Line, Inc. (The), Class A	70,700	891,527
Genesco Inc.*	26,600	916,902
Guitar Center, Inc.*	24,300	1,085,116
Talbots, Inc. (The)	99,937	2,723,283
		6,737,112
Savings and Loans - 1.63%
Sterling Financial Corporation	55,421	1,796,472
WSFS Financial Corporation	19,589	1,217,946
		3,014,418
Security and Commodity Brokers - 5.01%
GFI Group Inc.*	36,600	2,022,333
National Financial Partners Corp.	50,174	2,058,639
Piper Jaffray Companies*	85,400	5,176,948
		9,257,920
Timesharing and Software - 3.04%
Hyperion Solutions Corporation*	54,400	1,876,800
Per-Se Technologies, Inc.*	111,900	2,551,880
TradeStation Group, Inc.*	79,100	1,190,060
		5,618,740
Trucking and Shipping - 1.01%
Kirby Corporation*	59,600	1,867,268

Utilities -- Electric - 3.29%
Black Hills Corporation	48,000	1,613,280
El Paso Electric Company*	11,615	259,479
ITC Holdings Corp.	26,600	829,920
PNM Resources, Inc.	62,000	1,709,340
Pike Electric Corporation*	111,500	1,661,350
		6,073,369

TOTAL COMMON STOCKS - 95.83%		$176,977,897

(Cost: $167,324,115)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aircraft - 1.08%
United Technologies Corporation,
5.32%, 10-6-06	$2,000	1,998,522

Food and Related - 3.09%
McCormick & Co. Inc.,
5.37%, 10-2-06	5,713	5,712,148

TOTAL SHORT-TERM SECURITIES - 4.17%		$7,710,670

(Cost: $7,710,670)

TOTAL INVESTMENT SECURITIES - 100.00%		$184,688,567

(Cost: $175,034,785)

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

The Investments of W&R Target Value Portfolio
September 30, 2006
COMMON STOCKS	Shares	Value

Aircraft - 2.62%
Lockheed Martin Corporation (A)	39,200	$3,373,552
Raytheon Company	119,700	5,746,797
		9,120,349
Banks - 11.72%
Bank of America Corporation	332,300	17,801,311
Citigroup Inc.	193,406	9,606,476
National City Corporation	122,300	4,476,180
Wachovia Corporation	86,200	4,809,960
Wells Fargo & Company	114,700	4,149,846
		40,843,773
Beverages - 1.18%
Diageo plc, ADR	57,900	4,113,216

Business Equipment and Services - 1.51%
Realogy Businesses of Cendant Corporation*	71,850	1,629,558
Waste Management, Inc. (A)	99,400	3,645,992
		5,275,550
Capital Equipment - 0.94%
Illinois Tool Works Inc.	73,300	3,291,170

Chemicals -- Petroleum and Inorganic - 0.98%
du Pont (E.I.) de Nemours and Company	79,600	3,410,064

Chemicals -- Specialty - 0.70%
Air Products and Chemicals, Inc.	36,700	2,435,779

Communications Equipment - 1.25%
Cisco Systems, Inc. (A)*	128,200	2,946,677
Nokia Corporation, Series A, ADR	71,300	1,403,897
		4,350,574
Computers -- Main and Mini - 5.18%
Hewlett-Packard Company (A)	401,500	14,731,035
Xerox Corporation*	214,000	3,329,840
		18,060,875
Computers -- Peripherals - 0.93%
Adobe Systems Incorporated (A)*	86,800	3,251,962

Defense - 1.49%
General Dynamics Corporation (A)	72,500	5,196,075

Electronic Components - 0.50%
Motorola, Inc.	69,400	1,735,000

Finance Companies - 5.57%
Capital One Financial Corporation	74,300	5,844,438
Fannie Mae	117,300	6,558,243
Freddie Mac	105,600	7,004,448
		19,407,129
Food and Related - 1.38%
General Mills, Inc.	85,200	4,822,320

Furniture and Furnishings - 0.74%
Masco Corporation	93,900	2,574,738

Health Care -- Drugs - 4.16%
AmerisourceBergen Corporation	77,200	3,489,440
McKesson Corporation	78,900	4,159,608
Pfizer Inc.	242,100	6,865,956
		14,515,004
Health Care -- General - 1.96%
Boston Scientific Corporation (A)*	196,700	2,909,193
Da Vita Inc. (A)*	67,500	3,906,225
		6,815,418
Hospital Supply and Management - 2.23%
Aetna Inc.	107,000	4,231,850
Coventry Health Care, Inc.*	68,800	3,544,576
		7,776,426
Hotels and Gaming - 0.46%
Wyndham Worldwide businesses of Cendant Corporation*	57,480	1,607,716

Insurance -- Life - 3.81%
UnumProvident Corporation	684,500	13,272,455

Insurance -- Property and Casualty - 5.65%
Assurant, Inc.	75,200	4,016,432
Everest Re Group, Ltd. (A)	49,900	4,866,747
MBIA Inc.	31,700	1,947,648
St. Paul Companies, Inc. (The)	188,901	8,857,568
		19,688,395
Leisure Time Industry - 0.15%
Avis Budget Group, Inc.	28,740	525,654

Metal Fabrication - 1.97%
Loews Corporation, Carolina Group (A)	123,900	6,862,821

Motion Pictures - 0.64%
News Corporation Limited, Class A (A)	112,800	2,216,520

Motor Vehicle Parts - 0.89%
American Axle & Manufacturing Holdings, Inc. (A)	186,700	3,116,023

Multiple Industry - 4.16%
Altria Group, Inc.	125,700	9,622,335
Genworth Financial, Inc.	53,800	1,883,538
Mirant Corporation*	109,300	2,984,983
		14,490,856
Petroleum -- International - 12.15%
Anadarko Petroleum Corporation	92,000	4,032,360
ChevronTexaco Corporation	171,200	11,104,032
ConocoPhillips	65,000	3,869,450
Devon Energy Corporation	75,000	4,736,250
Exxon Mobil Corporation	277,604	18,627,228
		42,369,320
Petroleum -- Services - 0.40%
Halliburton Company	49,100	1,396,895

Railroad - 1.75%
Union Pacific Corporation	69,400	6,107,200

Real Estate Investment Trust - 1.04%
Duke Realty Corporation	97,000	3,622,950

Restaurants - 1.77%
McDonald's Corporation	158,000	6,180,960

Retail -- General Merchandise - 2.66%
Dollar General Corporation	221,400	3,017,682
Family Dollar Stores, Inc.	125,800	3,678,392
J. C. Penney Company, Inc. (A)	37,500	2,564,625
		9,260,699
Security and Commodity Brokers - 8.37%
Bear Stearns Companies Inc. (The)	29,000	4,062,900
CIT Group Inc.	81,800	3,977,934
Morgan (J.P.) Chase & Co.	294,288	13,819,765
Morgan Stanley	100,500	7,327,455
		29,188,054
Utilities -- Electric - 4.16%
Energy East Corporation	217,000	5,147,240
Exelon Corporation	36,300	2,197,602
NRG Energy, Inc.*	74,800	3,388,440
PPL Corporation	114,200	3,757,180
		14,490,462
Utilities -- Telephone - 3.17%
AT&T Inc.	214,700	6,990,632
Verizon Communications Inc.	109,700	4,073,161
		11,063,793

TOTAL COMMON STOCKS - 98.24%		$342,456,195

(Cost: $288,270,223)

PREFERRED STOCK - 0.22%

Finance Companies
Federal National Mortgage Association, 5.375% Convertible	8	$770,180
(Cost: $800,000)

SHORT-TERM SECURITY - 1.54%	Principal Amount in Thousands

Aluminum
Alcoa Incorporated,
5.4%, 10-2-06	$5,377	$5,376,193
(Cost: $5,376,193)

TOTAL INVESTMENT SECURITIES - 100.00%		$348,602,568

(Cost: $294,446,416)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No income dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written options outstanding at September 30, 2006.

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Adobe Systems Incorporated	868	November/42.5	$36,021	$23,870
Boston Scientific Corporation	672	October/19	16,800	656
Boston Scientific Corporation	672	November/19	33,869	2,098
Boston Scientific Corporation	623	December/19	24,297	5,474
Cisco Systems, Inc.	641	October/22.5	21,877	51,280
General Dynamics Corporation	127	November/72.5	16,255	21,590
Hewlett-Packard Company	715	November/40	33,246	42,900
J. C. Penney Company, Inc.	565	November/73	41,867	66,924
Lockheed Martin Corporation	100	November/90	10,302	12,700
News Corporation Limited, Class A	441	October/20	17,198	6,615
Waste Management, Inc.	243	October/37.5	10,692	9,720

			$262,424	$243,827

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

American Axle & Manufacturing Holdings, Inc.	1,030	October/12.5	$49,438	$5,150
American Axle & Manufacturing Holdings, Inc.	880	November/12.5	24,860	22,000
American Axle & Manufacturing Holdings, Inc.	880	November/15	80,212	61,600
Da Vita Inc.	223	October/45	9,812	1,672
Everest Re Group, Ltd.	185	October/85	18,869	463
J. C. Penney Company, Inc.	159	November/55	10,017	3,180
Loews Corporation, Carolina Group	150	October/55	13,459	13,500

			$206,667	$107,565

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W&R Target Funds, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: November 28, 2006